UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07896
                                                    ----------

                         GAMCO Global Series Funds, Inc.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
      --------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                     Date of reporting period: June 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007




TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The GAMCO Global Convertible Securities Fund (the "Fund") was up 2.3% while the Merrill Lynch Global 300 Convertible Index rose 4.8%, the UBS Global Convertible Index gained 5.4% and the Morgan Stanley Capital International ("MSCI") World Free Index advanced 6.5%. For the six month period ended June 30, 2007, the Fund was up 5.7% versus increases of 8.3%, 8.5%, and 9.2% for the Merrill Lynch Global 300 Convertible Index, the UBS Global Convertible Index and the MSCI World Free Index, respectively.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                  ------------------------------------------------
                                                                                                              Since
                                                          Year to                                           Inception
                                               Quarter     Date     1 Year    3 Year    5 Year     10 Year  (2/3/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
    CLASS AAA ................................  2.31%      5.67%     11.15%    10.02%   10.95%      6.42%     6.78%
  Merrill Lynch Global 300 Convertible Index .  4.79       8.26      17.58     10.48    10.79       7.13       N/A*
  UBS Global Convertible Index ...............  5.35       8.53      19.13     11.58    12.01       8.82      8.45
  MSCI World Free Index ......................  6.51       9.17      23.59     16.73    14.00       7.03      8.74
  Class A ....................................  2.31       5.48      10.97      9.95    10.96       6.42      6.78
                                               (3.57)(b)  (0.59)(b)   4.59(b)   7.80(b)  9.66(b)    5.80(b)   6.31(b)
  Class B ....................................  2.11       5.11      10.16      9.13    10.12       5.92      6.40
                                               (2.89)(c)   0.11(c)    5.16(c)   8.28(c)  9.85(c)    5.92      6.40
  Class C ....................................  2.07       5.02      10.22      9.13    10.15       6.00      6.46
                                                1.07(d)    4.02(d)    9.22(d)   9.13    10.15       6.00      6.46

 THE GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.14%, 2.14%, 2.89%, AND 2.89%, RESPECTIVELY. THE NET EXPENSE RATIO FOR THESE SHARE CLASSES IS 2.02%, 2.02%, 2.77%, AND 2.77%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
   * THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   01/01/07         06/30/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,056.70         2.20%     $11.28
Class A            $1,000.00       $1,054.80         2.20%     $11.27
Class B            $1,000.00       $1,051.10         2.95%     $15.09
Class C            $1,000.00       $1,050.20         2.95%     $15.08

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,013.96         2.20%     $11.05
Class A            $1,000.00       $1,013.96         2.20%     $11.05
Class B            $1,000.00       $1,010.22         2.95%     $14.78
Class C            $1,000.00       $1,010.22         2.95%     $14.78

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Financial Services ................................  16.2%
Health Care .......................................   9.8%
Retail ............................................   9.7%
Business Services .................................   8.5%
Consumer Products .................................   8.1%
Energy and Utilities ..............................   7.2%
Food and Beverage .................................   6.5%
Computer Software and Services ....................   6.4%
Aerospace .........................................   4.3%
Metals and Mining .................................   3.8%
Telecommunications ................................   3.2%
Hotels and Gaming .................................   2.9%
Real Estate Investment Trusts .....................   2.6%
Broadcasting ......................................   2.4%
Entertainment .....................................   2.1%
Electronics .......................................   1.7%
Equipment and Supplies ............................   1.4%
Other Assets and Liabilities (Net) ................   3.2%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

   PRINCIPAL                                                        MARKET
    AMOUNT                                           COST           VALUE
   ---------                                         ----           ------
              CONVERTIBLE CORPORATE BONDS -- 71.6%
              AEROSPACE -- 4.3%
$  200,000    Gencorp Inc., Sub. Deb. Cv.,
                4.000%, 01/16/24 ............... $    202,739    $    207,750
   180,000    Lockheed Martin Corp., Cv.,
                5.110%, 08/15/33 (a) ...........      193,597         242,712
                                                 ------------    ------------
                                                      396,336         450,462
                                                 ------------    ------------
              BUSINESS SERVICES -- 8.5%
   100,000(b) Fugro NV, Cv.,
                2.375%, 04/27/10 ...............      168,119         263,473
   400,000    International Game
                Technology, Cv.,
                2.600%, 12/15/36 (c) ...........      394,107         391,500
   520,000(b) Publicis Group SA, Cv.,
                0.750%, 07/17/08 ...............      401,817         234,666
                                                 ------------    ------------
                                                      964,043         889,639
                                                 ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.4%
   500,000    Midway Games Inc., Cv.,
                6.000%, 09/30/25 ...............      484,097         491,875
20,000,000(d) Nomura Research
                Institute Ltd., Cv.,
                Zero Coupon, 03/31/14 ..........      180,788         180,792
                                                 ------------    ------------
                                                      664,885         672,667
                                                 ------------    ------------
              CONSUMER PRODUCTS -- 8.1%
   200,000    Church & Dwight Co. Inc.,
                Deb. Cv.,
                5.250%, 08/15/33 ...............      219,740         321,500
   300,000    Eastman Kodak Co., Cv.,
                3.375%, 10/15/33 ...............      307,892         316,500
   200,000    Lifetime Brands Inc., Cv.,
                4.750%, 07/15/11 ...............      207,219         205,000
                                                 ------------    ------------
                                                      734,851         843,000
                                                 ------------    ------------
              ELECTRONICS -- 1.7%
   200,000    Spansion Inc., Sub. Deb. Cv.,
                2.250%, 06/15/16 (c) ...........      177,964         179,000
                                                 ------------    ------------
              ENERGY AND UTILITIES -- 7.2%
   200,000    Scottish Power Finance Ltd.,
                Sub. Deb. Cv.,
                4.000%, 07/29/49 (a) ...........      252,985         453,350
   200,000    Transocean Inc., Deb. Cv.,
                1.500%, 05/15/21 ...............      208,587         296,500
                                                 ------------    ------------
                                                      461,572         749,850
                                                 ------------    ------------
              FINANCIAL SERVICES -- 11.2%
              CompuCredit Corp., Cv.,
   200,000      3.625%, 05/30/25 ...............      214,726         207,750
   200,000      5.875%, 11/30/35 ...............      187,072         188,750

   PRINCIPAL                                                        MARKET
    AMOUNT                                           COST           VALUE
   ---------                                         ----           ------
$  200,000(b) Givaudan Nederland
                Finance BV, Cv.,
                5.375%, 03/01/10 ............... $    174,694    $    168,712
   300,000    PrivateBancorp Inc., Cv.,
                3.625%, 03/15/27 ...............      296,247         294,189
   300,000    Prudential Financial Inc., Cv.,
                2.960%, 12/12/36 (a) ...........      308,363         310,740
                                                 ------------    ------------
                                                    1,181,102       1,170,141
                                                 ------------    ------------
              FOOD AND BEVERAGE -- 6.5%
   100,000(b)   Royal Numico NV, Sub. Deb. Cv.,
                3.000%, 07/11/10 ...............      265,248         252,758
   400,000    Wild Oats Markets Inc., Cv.
                (STEP),
                3.250%, 05/15/34 ...............      430,894         430,000
                                                 ------------    ------------
                                                      696,142         682,758
                                                 ------------    ------------
              HEALTH CARE -- 5.7%
   300,000    Advanced Medical Optics Inc.,
                Sub. Deb. Cv.,
                1.375%, 07/01/25 ...............      289,534         286,125
   300,000    Edwards Lifesciences Corp., Cv.,
                3.875%, 05/15/33 ...............      303,081         312,000
                                                 ------------    ------------
                                                      592,615         598,125
                                                 ------------    ------------
              HOTELS AND GAMING -- 2.9%
   200,000    Hilton Hotels Corp., Cv.,
                3.375%, 04/15/23 ...............      297,931         302,250
                                                 ------------    ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.6%
   300,000    Host Hotels & Resorts Inc., Cv.,
                2.625%, 04/15/27 (c) ...........      285,034         276,000
                                                 ------------    ------------
              RETAIL -- 6.5%
   300,000    Kellwood Co., Deb. Cv.
                (STEP),
                3.500%, 06/15/34 ...............      271,198         276,750
   400,000    Pier 1 Imports Inc., Cv.
                (STEP),
                6.375%, 02/15/36 ...............      387,648         399,000
                                                 ------------    ------------
                                                      658,846         675,750
                                                 ------------    ------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS ................    7,111,321       7,489,642
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                                    MARKET
    SHARES                                           COST           VALUE
   --------                                          ----           ------
              CONVERTIBLE PREFERRED STOCKS -- 21.7%
              BROADCASTING -- 2.4%
     6,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ........ $    276,300    $    253,080
                                                 ------------    ------------
              FINANCIAL SERVICES -- 5.0%
     5,000    New York Community
                Capital Trust V,
                6.000% Cv. Pfd. ................      235,428         239,200
     6,000    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd. ................      273,000         282,000
                                                 ------------    ------------
                                                      508,428         521,200
                                                 ------------    ------------
              HEALTH CARE -- 4.1%
     3,000    Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B ........      149,498         149,625
     4,000    Schering-Plough Corp.,
                6.000% Cv. Pfd. ................      206,634         275,200
                                                 ------------    ------------
                                                      356,132         424,825
                                                 ------------    ------------
              METALS AND MINING -- 3.8%
       220    Freeport-McMoRan Copper
                & Gold Inc.,
                5.500% Cv. Pfd. ................      221,450         401,665
                                                 ------------    ------------
              RETAIL -- 3.2%
       300    Blockbuster Inc.,
                7.500% Cv. Pfd. ................      337,981         334,688
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 3.2%
     7,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ........      280,315         334,950
                                                 ------------    ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ...............    1,980,606       2,270,408
                                                 ------------    ------------
              COMMON STOCKS -- 3.5%
              ENTERTAINMENT -- 2.1%
     7,000    Aruze Corp. ......................      247,155         217,746
                                                 ------------    ------------
              EQUIPMENT AND SUPPLIES -- 1.4%
    20,000    Allen-Vanguard Corp. + ...........       98,577         144,379
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............      345,732         362,125
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 96.8% ........... $  9,437,659      10,122,175
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 3.2% .......      332,146
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $ 10,454,321
                                                                 ============

----------------
 (a) Floating rate security. The rate disclosed is that in effect at June 30, 2007.
 (b) Principal amount denoted in Euros.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of the Rule 144A securities amounted to $846,500 or 8.10% of total net assets. These securities have been deemed by the Board of Directors to be liquid.
 (d) Principal amount denoted in Japanese Yen.
  +  Non-income producing security.
STEP Step coupon bond. The rate disclosed is that in effect at June 30, 2007.


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------     -------
North America .........................  84.1%    $ 8,507,528
Europe ................................   9.1         919,609
Japan .................................   3.9         398,538
Latin America .........................   2.9         296,500
                                        ------    -----------
                                        100.0%    $10,122,175
                                        ======    ===========

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $9,437,659) ...................   $ 10,122,175
  Foreign currency, at value (cost $4) ......................              4
  Cash ......................................................        259,216
  Receivable for Fund shares sold ...........................         47,966
  Dividends and interest receivable .........................         79,580
  Prepaid expense ...........................................            868
  Other assets ..............................................          1,054
                                                                ------------
  TOTAL ASSETS ..............................................     10,510,863
                                                                ------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................          1,627
  Payable for investment advisory fees ......................          5,141
  Payable for distribution fees .............................          2,322
  Payable for legal and audit fees ..........................         20,221
  Payable for shareholder
    communications expenses .................................         13,202
  Payable for custodian fees ................................          6,193
  Payable for shareholder services fees .....................          4,338
  Payable for registration fees .............................          3,431
  Payable for Directors' fees ...............................             67
                                                                ------------
  TOTAL LIABILITIES .........................................         56,542
                                                                ------------
  NET ASSETS applicable to 1,827,695
    shares outstanding ......................................   $ 10,454,321
                                                                ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value ...........   $  9,609,124
  Accumulated net investment loss ...........................       (187,308)
  Accumulated net realized gain on investments
    and foreign currency transactions .......................        347,943
  Net unrealized appreciation on investments ................        684,516
  Net unrealized appreciation on foreign
    currency translations ...................................             46
                                                                ------------
  NET ASSETS ................................................   $ 10,454,321
                                                                ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($10,209,952 / 1,782,992 shares
    outstanding; 75,000,000 shares authorized) ..............          $5.73
                                                                       =====
  CLASS A:
  Net Asset Value and redemption price per share
    ($66,773 / 11,649 shares outstanding;
    50,000,000 shares authorized) ...........................          $5.73
                                                                       =====
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..................................          $6.08
                                                                       =====
  CLASS B:
  Net Asset Value and offering price per share
    ($39,000 / 7,356 shares outstanding;
    25,000,000 shares authorized) ...........................          $5.30(a)
                                                                       =====
  CLASS C:
  Net Asset Value and offering price per share
    ($138,596 / 25,698 shares outstanding;
    25,000,000 shares authorized) ...........................          $5.39(a)
                                                                       =====
------------
(a) Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $12) .....................       $  49,538
  Interest ....................................................          (5,641)
                                                                      ---------
  TOTAL INVESTMENT INCOME .....................................          43,897
                                                                      ---------
EXPENSES:
  Investment advisory fees ....................................          52,084
  Distribution fees - Class AAA ...............................          12,699
  Distribution fees - Class A .................................              86
  Distribution fees - Class B .................................             206
  Distribution fees - Class C .................................             738
  Shareholder communications expenses .........................          15,110
  Legal and audit fees ........................................          14,999
  Registration expenses .......................................          13,072
  Interest expense ............................................          10,406
  Shareholder services fees ...................................           7,519
  Custodian fees ..............................................           2,194
  Directors' fees .............................................             655
  Miscellaneous expenses ......................................           3,583
                                                                      ---------
  TOTAL EXPENSES ..............................................         133,351
  Less: Expense reimbursement (see Note 3) ....................         (18,068)
                                                                      ---------
  NET EXPENSES ................................................         115,283
                                                                      ---------
  NET INVESTMENT LOSS .........................................         (71,386)
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ............................         410,108
  Net realized gain on foreign
    currency transactions .....................................          47,102
                                                                      ---------
  Net realized gain on investments and foreign
    currency transactions .....................................         457,210
                                                                      ---------
  Net change in unrealized appreciation/
    depreciation on investments ...............................         179,967
  Net change in unrealized appreciation/
    depreciation on foreign currency translations .............            (101)
                                                                      ---------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations .....................................         179,866
                                                                      ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ..........................         637,076
                                                                      ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...........................................       $ 565,690
                                                                      =========

                 See accompanying notes to financial statements.

                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2007         YEAR ENDED
                                                                                   (UNAUDITED)       DECEMBER 31, 2006
                                                                                ----------------     -----------------
OPERATIONS:
  Net investment income (loss) .................................................   $   (71,386)        $   194,695
  Net realized gain on investments and foreign currency transactions ...........       457,210           2,061,341
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ..............................................       179,866          (1,199,173)
                                                                                   -----------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................       565,690           1,056,863
                                                                                   -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..................................................................            --            (253,454)
    Class A ....................................................................            --              (1,031)
    Class B ....................................................................            --                (967)
    Class C ....................................................................            --              (2,302)
                                                                                   -----------         -----------
                                                                                            --            (257,754)
                                                                                   -----------         -----------
  Net realized gains
    Class AAA ..................................................................      (106,450)*        (1,907,313)
    Class A ....................................................................          (696)*            (8,497)
    Class B ....................................................................          (465)*            (7,690)
    Class C ....................................................................        (1,612)*           (29,949)
                                                                                   -----------         -----------

                                                                                      (109,223)         (1,953,449)
                                                                                   -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................................      (109,223)         (2,211,203)
                                                                                   -----------         -----------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..................................................................      (926,735)         (1,967,425)
    Class A ....................................................................        14,815             (39,957)
    Class B ....................................................................        (4,296)            (26,216)
    Class C ....................................................................       (31,644)             41,588
                                                                                   -----------         -----------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ...................      (947,860)         (1,992,010)
                                                                                   -----------         -----------
  REDEMPTION FEES ..............................................................             2                  94
                                                                                   -----------         -----------
  NET DECREASE IN NET ASSETS ...................................................      (491,391)         (3,146,256)

NET ASSETS:
  Beginning of period ..........................................................    10,945,712          14,091,968
                                                                                   -----------         -----------
  End of period (including undistributed net
    investment income of $0 and $0, respectively) ..............................   $10,454,321         $10,945,712
                                                                                   ===========         ===========

-----------------
*Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The GAMCO Global Convertible Securities Fund (the "Fund"), formerly, The Gabelli Global Convertible Securities Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depository Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

                  DISTRIBUTIONS PAID FROM:
                  Ordinary income (inclusive of short-term
                    capital gains) ........................  $  599,473
                  Long-term capital gains .................   1,685,799
                                                             ----------
                  Total distributions paid ................  $2,285,272
                                                             ==========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays distributions quarterly in the amount of $0.03 per share and identifies that portion of the distribution which is from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the fiscal year. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future. The Fund currently intends to pay $0.03 per share on a quarterly basis in March, June, September, and December.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


The following summarizes the tax cost of investments and related unrealized appreciation/(depreciation) at June 30, 2007:

                                         GROSS          GROSS
                                      UNREALIZED     UNREALIZED   NET UNREALIZED
                            COST     APPRECIATION   DEPRECIATION   APPRECIATION
                            ----     ------------   ------------   ------------
        Investments .... $9,437,682    $953,259      $(268,766)      $684,493

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent necessary to maintain the annualized total net operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. For the six months ended June 30, 2007, the Adviser reimbursed the Fund in the amount of $18,068. Such amount is not recoverable in future fiscal years.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $4,928,909 and $5,761,568, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $560 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $511 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007 was $110,580 with a weighted average interest rate of 6.06%. The maximum amount borrowed at any time during the six months ended June 30, 2007 was $624,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $2 and $94, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------    -----------------------------
                                                        SHARES          AMOUNT         SHARES           AMOUNT
                                                       --------       -----------    ----------       ------------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------    -----------------------------
Shares sold .........................................   160,791       $   902,655     1,878,922       $ 12,070,875
Shares issued upon reinvestment of distributions ....    17,029            96,460       353,287          1,969,894
Shares redeemed .....................................  (344,877)       (1,925,850)   (2,496,862)       (16,008,194)
                                                       --------       -----------    ----------       ------------
  Net decrease ......................................  (167,057)      $  (926,735)     (264,653)      $ (1,967,425)
                                                       ========       ===========    ==========       ============
                                                                CLASS A                           CLASS A
                                                       --------------------------    -----------------------------
Shares sold .........................................     4,425       $    24,248         1,429       $      8,999
Shares issued upon reinvestment of distributions ....        74               420         1,606              8,860
Shares redeemed .....................................    (1,750)           (9,853)       (9,066)           (57,816)
                                                       --------       -----------    ----------       ------------
  Net increase (decrease) ...........................     2,749       $    14,815        (6,031)      $    (39,957)
                                                       ========       ===========    ==========       ============
                                                                CLASS B                           CLASS B
                                                       --------------------------    -----------------------------
Shares issued upon reinvestment of distributions ....        71       $ $     374         1,588       $      8,177
Shares redeemed .....................................      (880)           (4,670)       (5,758)           (34,393)
                                                       --------       -----------    ----------       ------------
  Net decrease ......................................      (809)      $    (4,296)       (4,170)      $    (26,216)
                                                       ========       ===========    ==========       ============
                                                                CLASS C                           CLASS C
                                                       --------------------------    -----------------------------
Shares sold .........................................        --                --         7,874       $     50,000
Shares issued upon reinvestment of distributions ....       207       $     1,102         6,086             31,842
Shares redeemed .....................................    (6,204)          (32,746)       (6,542)           (40,254)
                                                       --------       -----------    ----------       ------------
  Net increase (decrease) ...........................    (5,997)      $   (31,644)        7,418       $     41,588
                                                       ========       ===========    ==========       ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                                FROM INVESTMENT OPERATIONS                     DISTRIBUTIONS
                          --------------------------------------  -------------------------------------------------
                                           Net
              Net Asset       Net      Realized and      Total                      Net
  Period        Value,    Investment    Unrealized       from        Net         Realized    Return
   Ended      Beginning     Income    Gain (Loss) on  Investment  Investment      Gain on      of          Total
December 31,  of Period    (Loss)(a)   Investments    Operations    Income      Investments  Capital   Distributions
------------  ---------   ----------  -------------   ----------  ----------    -----------  -------   -------------
CLASS AAA
  2007(c)       $5.48       $(0.04)      $ 0.35         $ 0.31          --        $(0.06)*       --       $(0.06)
  2006           6.22         0.08         0.44           0.52      $(0.10)        (1.16)        --        (1.26)
  2005           6.26         0.04         0.40           0.44       (0.17)        (0.32)        --        (0.49)
  2004           6.77         0.07         0.62           0.69       (0.12)        (0.38)    $(0.70)       (1.20)
  2003           6.66         0.07         1.24           1.31       (0.11)           --      (1.09)       (1.20)
  2002           8.29         0.07        (0.50)         (0.43)      (0.04)           --      (1.16)       (1.20)
CLASS A
  2007(c)       $5.49       $(0.04)      $ 0.34         $ 0.30          --        $(0.06)*       --       $(0.06)
  2006           6.23         0.08         0.44           0.52      $(0.10)        (1.16)        --        (1.26)
  2005           6.26         0.04         0.41           0.45       (0.17)        (0.32)        --        (0.49)
  2004           6.77         0.09         0.60           0.69       (0.11)        (0.36)    $(0.73)       (1.20)
  2003           6.66         0.07         1.24           1.31       (0.11)           --      (1.09)       (1.20)
  2002           8.28         0.07        (0.49)         (0.42)      (0.04)           --      (1.16)       (1.20)
CLASS B
  2007(c)       $5.10       $(0.06)      $ 0.32         $ 0.26          --        $(0.06)*       --       $(0.06)
  2006           5.91         0.03         0.42           0.45      $(0.10)        (1.16)        --        (1.26)
  2005           6.01        (0.01)        0.39           0.38       (0.17)        (0.32)        --        (0.49)
  2004           6.59         0.03         0.59           0.62       (0.10)        (0.34)    $(0.76)       (1.20)
  2003           6.55         0.03         1.21           1.24       (0.07)           --      (1.13)       (1.20)
  2002           8.23         0.02        (0.50)         (0.48)      (0.04)           --      (1.16)       (1.20)
CLASS C
  2007(c)       $5.19       $(0.06)      $ 0.32         $ 0.26          --        $(0.06)*       --       $(0.06)
  2006           5.99         0.04         0.42           0.46      $(0.10)        (1.16)        --        (1.26)
  2005           6.09         0.00(d)      0.38           0.38       (0.17)        (0.32)        --        (0.49)
  2004           6.66         0.03         0.60           0.63       (0.10)        (0.34)    $(0.76)       (1.20)
  2003           6.61         0.03         1.22           1.25       (0.07)           --      (1.13)       (1.20)
  2002           8.27         0.02        (0.48)         (0.46)      (0.04)           --      (1.16)       (1.20)

                                                                    RATIOS TO AVERAGE
                                                               NET ASSETS/SUPPLEMENTAL DATA
                                              -------------------------------------------------------------------

                          Net Asset            Net Assets     Net        Operating      Operating
  Period                    Value,               End of    Investment    Expenses        Expenses       Portfolio
   Ended       Redemption   End of    Total      Period      Income       Before         Net of          Turnover
December 31,     Fees(a)    Period   Return+   (in 000's)    (Loss)    Reimbursement  Reimbursement(b)     Rate
------------   ----------  --------  -------   ----------   ---------  -------------  ----------------   --------
CLASS AAA
  2007(c)       $0.00(d)     $5.73     5.7%      $10,210     (1.36)%(e)   2.55%(e)        2.20%(e)          48%
  2006           0.00(d)      5.48     8.4        10,691      1.21        2.14            2.03(f)          130
  2005           0.01         6.22     8.0        13,781      0.63        2.11            2.03(f)           58
  2004           0.00(d)      6.26    11.7        20,350      1.06        2.06            2.01              60
  2003           0.00(d)      6.77    21.5        17,281      1.12        2.07            2.01              54
  2002             --         6.66    (4.9)        9,316      0.97        2.83            2.83              33
CLASS A
  2007(c)       $0.00(d)     $5.73     5.5%      $    67     (1.36)%(e)   2.55%(e)        2.20%(e)          48%
  2006           0.00(d)      5.49     8.4            49      1.24        2.14            2.03(f)          130
  2005           0.01         6.23     8.2            93      0.68        2.06            2.04(f)           58
  2004           0.00(d)      6.26    11.6           598      1.41        2.06            2.01              60
  2003           0.00(d)      6.77    21.5            86      1.12        2.07            2.01              54
  2002             --         6.66    (4.7)            2      0.97        2.83            2.83              33
CLASS B
  2007(c)       $0.00(d)     $5.30     5.1%      $    39     (2.15)%(e)   3.30%(e)        2.95%(e)          48%
  2006           0.00(d)      5.10     7.6            42      0.47        2.89            2.78(f)          130
  2005           0.01         5.91     7.3            73     (0.13)       2.84            2.78(f)           58
  2004           0.00(d)      6.01    10.8           133      0.45        2.81            2.76              60
  2003           0.00(d)      6.59    20.7            68      0.37        2.82            2.76              54
  2002             --         6.55    (5.6)           24      0.22        3.58            3.58              33
CLASS C
  2007(c)       $0.00(d)     $5.39     5.0%      $   139     (2.17)%(e)   3.30%(e)        2.95%(e)          48%
  2006           0.00(d)      5.19     7.8           164      0.57        2.90            2.78(f)          130
  2005           0.01         5.99     7.2           145     (0.01)       2.91            2.78(f)           58
  2004           0.00(d)      6.09    10.9            95      0.44        2.81            2.76              60
  2003           0.00(d)      6.66    20.7            39      0.37        2.82            2.76              54
  2002             --         6.61    (5.3)           13      0.22        3.58            3.58              33

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
  * Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during six months ended June 30, 2007 and the fiscal years ended December 31, 2006, 2005, 2004, 2003, and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, 2.00%, and 2.82% (Class AAA), 2.00%, 2.00%, 2.00%, 2.00%, 2.00%, and 2.82% (Class A),
    2.75%,  2.75%,  2.75%,  2.75%, 2.75%, and 3.57% (Class B), and 2.75%, 2.75%,
    2.75%, 2.75%, 2.75%, and 3.57% (Class C), respectively.
(c) For the period ended June 30, 2007,  unaudited.
(d) Amount  represents less than $0.005 per share.
(e) Annualized.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2006 and December 31, 2005 would have been 2.02% and 2.03% (Class AAA), 2.02% and 2.03% (Class A), 2.77% and 2.78% (Class B), and 2.77% and 2.78% (Class C),
    respectively.

                 See accompanying notes to financial statements.

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q207SR

                                                                GAMCO





                                                           THE
                                                           GAMCO
                                                           GLOBAL
                                                           CONVERTIBLE
                                                           SECURITIES
                                                           FUND



                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

                          THE GAMCO GLOBAL GROWTH FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007





TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The GAMCO Global Growth Fund (the "Fund") was up 6.7%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Core Fund Average advanced 7.4% and 6.1%, respectively. For the six month period ended June 30, 2007, the Fund was up 9.8% versus gains of 10.2% and 8.9% for the MSCI AC World Free Index and the Lipper Global Multi-Cap Core Fund Average, respectively.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                  ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (2/7/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL GROWTH FUND
    CLASS AAA (B) ........................... 6.70%      9.77%     19.33%    16.46%    14.65%     10.11%    11.23%
  MSCI AC World Free Index .................. 7.42      10.19      25.83     18.57     15.44       7.64      9.13
  Lipper Global Multi-Cap Core Fund Average . 6.10       8.85      21.68     20.12     17.17       6.52      9.23
  Class A ................................... 6.70       9.77      19.28     16.46     14.66      10.12     11.24
                                              0.56(c)    3.46(c)   12.42(c)  14.18(c)  13.31(c)    9.47(c)  10.75(c)
  Class B ................................... 6.52       9.39      18.40     15.59     13.81       9.55     10.81
                                              1.52(d)    4.39(d)   13.40(d)  14.84(d)  13.57(d)    9.55     10.81
  Class C ................................... 6.55       9.37      18.47     15.59     13.81       9.52     10.78
                                              5.55(e)    8.37(e)   17.47(e)  15.59     13.81       9.52     10.78

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.78%, 1.78%, 2.53%, AND 2.53%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD FREE INDEX (THE "MSCI AC WORLD FREE INDEX") IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) EFFECTIVE  FEBRUARY  15,  2007,  CLASS  AAA  SHARES  ARE  OFFERED  ONLY TO
     INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   01/01/07         06/30/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,097.70        1.76%      $ 9.20
Class A            $1,000.00       $1,097.70        1.76%      $ 9.20
Class B            $1,000.00       $1,093.90        2.51%      $13.10
Class C            $1,000.00       $1,093.70        2.50%      $13.05

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,016.16        1.76%      $ 8.85
Class A            $1,000.00       $1,016.16        1.76%      $ 8.85
Class B            $1,000.00       $1,012.42        2.51%      $12.59
Class C            $1,000.00       $1,012.47        2.50%      $12.54

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GAMCO GLOBAL GROWTH FUND

Financial Services ................................  15.4%
Energy and Utilities ..............................   9.9%
Health Care .......................................   9.2%
Food and Beverage .................................   8.4%
Computer Software and Services ....................   7.8%
Metals and Mining .................................   5.8%
Telecommunications ................................   5.5%
Retail ............................................   5.5%
Exchange Traded Funds .............................   4.2%
Consumer Products .................................   4.1%
Diversified Industrial ............................   3.6%
Aerospace .........................................   3.1%
Electronics .......................................   2.8%
Hotels and Gaming .................................   2.8%
Entertainment .....................................   2.2%
Building and Construction .........................   1.9%
Equipment and Supplies ............................   1.6%
Cable and Satellite ...............................   1.3%
Chemicals and Allied Products .....................   0.9%
Automotive ........................................   0.9%
Business Services .................................   0.7%
Broadcasting ......................................   0.7%
U.S. Government Obligations .......................   0.6%
Environmental Services ............................   0.5%
Transportation ....................................   0.4%
Wireless Communications ...........................   0.3%
Other Assets and Liabilities (Net) ................  (0.1)%
                                                    -------
                                                    100.0%
                                                    =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS -- 99.5%
              AEROSPACE -- 3.1%
       5,000  General Dynamics Corp. ........... $    345,708    $    391,100
       6,000  L-3 Communications
                Holdings Inc. ..................      463,245         584,340
       9,000  Rockwell Collins Inc. ............      516,913         635,760
      90,000  Rolls-Royce Group plc+ ...........      751,339         969,076
   5,328,000  Rolls-Royce Group plc, Cl. B .....       10,439          10,913
       9,000  United Technologies Corp. ........      442,069         638,370
                                                 ------------    ------------
                                                    2,529,713       3,229,559
                                                 ------------    ------------
              AUTOMOTIVE -- 0.9%
       7,000  Honda Motor Co. Ltd., ADR ........      271,473         254,030
       5,000  Toyota Motor Corp., ADR ..........      668,331         629,400
                                                 ------------    ------------
                                                      939,804         883,430
                                                 ------------    ------------
              BROADCASTING -- 0.7%
       5,200  Nippon Television Network
                Corp. ..........................      771,307         709,631
                                                 ------------    ------------
              BUILDING AND CONSTRUCTION -- 1.9%
       5,000  CRH plc, Dublin ..................      120,555         247,096
      15,000  CRH plc, London ..................      361,664         738,539
       4,000  Fomento de Construcciones
                y Contratas SA .................      138,679         359,873
       8,000  Technip SA .......................      266,839         661,220
                                                 ------------    ------------
                                                      887,737       2,006,728
                                                 ------------    ------------
              BUSINESS SERVICES -- 0.7%
      16,000  Secom Co. Ltd. ...................      620,342         754,830
                                                 ------------    ------------
              CABLE AND SATELLITE -- 1.3%
      17,250  Comcast Corp., Cl. A+ ............      450,975         485,070
      20,000  Rogers Communications Inc.,
                Cl. B ..........................      648,227         849,800
                                                 ------------    ------------
                                                    1,099,202       1,334,870
                                                 ------------    ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.9%
      10,000  E.I. du Pont de Nemours & Co. ....      527,437         508,400
      50,000  Tokai Carbon Co. Ltd. ............      205,108         467,814
                                                 ------------    ------------
                                                      732,545         976,214
                                                 ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.8%
      17,000  Adobe Systems Inc.+ ..............      565,398         682,550
       7,000  Akamai Technologies Inc.+ ........      379,685         340,480
       6,000  Apple Inc.+ ......................      531,198         732,240
      28,000  Cisco Systems Inc.+ ..............      604,820         779,800
      15,000  eBay Inc.+ .......................      542,820         482,700
       5,700  Google Inc., Cl. A+ ..............    1,781,911       2,983,266
      23,000  Microsoft Corp. ..................      634,700         677,810
       4,700  Research In Motion Ltd.+ .........      684,660         939,953
      17,000  Yahoo! Inc.+ .....................      607,440         461,210
                                                 ------------    ------------
                                                    6,332,632       8,080,009
                                                 ------------    ------------

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              CONSUMER PRODUCTS -- 4.1%
       7,000  Christian Dior SA ................ $    438,852    $    905,850
      15,314  Compagnie Financiere
                Richemont SA, Cl. A ............      443,000         915,337
       1,500  Nintendo Co. Ltd. ................      448,147         547,265
      12,500  Procter & Gamble Co. .............      698,207         764,875
       4,000  Swatch Group AG ..................      464,406       1,136,277
                                                 ------------    ------------
                                                    2,492,612       4,269,604
                                                 ------------    ------------
              DIVERSIFIED INDUSTRIAL -- 3.6%
      10,000  Bouygues SA ......................      343,461         837,853
      15,000  Emerson Electric Co. .............      635,717         702,000
      39,000  General Electric Co. .............    1,395,696       1,492,920
      10,000  ITT Corp. ........................      440,031         682,800
                                                 ------------    ------------
                                                    2,814,905       3,715,573
                                                 ------------    ------------
              ELECTRONICS -- 2.8%
       3,700  Fanuc Ltd. .......................      325,019         381,889
      21,000  Intel Corp. ......................      467,600         498,960
       9,000  MEMC Electronic Materials
                Inc.+ ..........................      497,238         550,080
      10,000  Microchip Technology Inc. ........      287,500         370,400
      10,000  NVIDIA Corp.+ ....................      351,282         413,100
      20,000  Texas Instruments Inc. ...........      508,831         752,600
                                                 ------------    ------------
                                                    2,437,470       2,967,029
                                                 ------------    ------------
              ENERGY AND UTILITIES -- 9.9%
      12,000  Apache Corp. .....................      857,509         979,080
      13,500  Canadian Natural
                Resources Ltd. .................      705,109         895,725
       5,672  Devon Energy Corp. ...............      278,827         444,061
       9,000  EnCana Corp. .....................      433,151         553,050
       6,000  GlobalSantaFe Corp. ..............      347,693         433,500
       9,000  Hess Corp. .......................      433,185         530,640
       6,900  Imperial Oil Ltd. ................      253,504         321,212
       5,500  National Oilwell Varco Inc.+ .....      391,704         573,320
       9,000  Noble Corp. ......................      652,726         877,680
      23,000  Occidental Petroleum Corp. .......    1,061,833       1,331,240
      10,000  Saipem SpA .......................      240,421         341,205
       5,200  Sasol Ltd. .......................      238,250         195,228
       2,000  Sasol Ltd., ADR ..................       76,260          75,080
       5,000  Schlumberger Ltd. ................      158,943         424,700
      10,900  Suncor Energy Inc. ...............      829,274         980,128
       7,000  Transocean Inc.+ .................      361,090         741,860
      10,000  XTO Energy Inc. ..................      473,259         601,000
                                                 ------------    ------------
                                                    7,792,738      10,298,709
                                                 ------------    ------------
              ENTERTAINMENT -- 2.2%
      36,000  Publishing and
                Broadcasting Ltd. ..............      180,793         596,580
      17,000  Time Warner Inc. .................      357,610         357,680
      12,300  Viacom Inc., Cl. B+ ..............      478,662         512,049
      20,180  Vivendi ..........................      436,833         868,098
                                                 ------------    ------------
                                                    1,453,898       2,334,407
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL SERVICES -- 0.5%
       6,500  Veolia Environnement ............. $    495,362    $    510,516
                                                 ------------    ------------
              EQUIPMENT AND SUPPLIES -- 1.6%
       5,500  Canon Inc. .......................      302,383         322,536
       4,000  Canon Inc., ADR ..................      219,051         234,560
       3,900  Keyence Corp. ....................      791,420         852,000
      11,000  Nikon Corp. ......................      247,210         306,342
                                                 ------------    ------------
                                                    1,560,064       1,715,438
                                                 ------------    ------------
              EXCHANGE TRADED FUNDS -- 4.2%
      15,500  iShares MSCI Emerging
                Markets Index Fund .............    1,563,036       2,040,575
      25,500  Vanguard Emerging
                Markets ETF ....................    1,934,860       2,327,895
                                                 ------------    ------------
                                                    3,497,896       4,368,470
                                                 ------------    ------------
              FINANCIAL SERVICES -- 15.4%
       5,000  Affiliated Managers
                Group Inc.+ ....................      483,000         643,800
       5,500  Allianz SE .......................      704,835       1,289,942
      15,500  American Express Co. .............      842,758         948,290
      50,000  Anglo Irish Bank Corp. plc .......      117,562       1,026,173
      30,000  Australia & New Zealand
                Banking Group Ltd. .............      505,275         736,835
      30,000  Aviva plc ........................      320,646         445,342
      29,039  Bank of Ireland, Ireland .........      280,065         586,601
      10,000  Bank of Ireland, London ..........      159,392         201,468
      50,000  Barclays plc .....................      655,833         695,646
       1,533  China Life Insurance
                Co. Ltd., ADR ..................       35,142          82,276
       7,400  Julius Baer Holding Ltd. AG ......      353,875         529,468
       5,895  Merrill Lynch & Co. Inc. .........      334,931         492,704
       9,000  Millea Holdings Inc., ADR ........      333,118         369,360
          40  Mitsubishi UFJ Financial
                Group Inc. .....................      486,680         440,828
       4,000  Moody's Corp. ....................      272,988         248,800
       6,000  Morgan Stanley ...................      502,729         503,280
      14,000  Nomura Holdings Inc. .............      280,168         271,927
      22,000  Nomura Holdings Inc., ADR ........      484,875         427,240
       8,200  Royal Bank of Canada .............      351,545         435,845
      42,700  Standard Chartered plc ...........      878,245       1,392,762
       7,000  State Street Corp. ...............      338,771         478,800
      10,000  T. Rowe Price Group Inc. .........      408,771         518,900
       5,000  The Goldman Sachs
                Group Inc. .....................      805,381       1,083,750
       6,250  Toronto-Dominion Bank ............      353,908         427,482
       9,000  UBS AG, New York .................      370,335         540,090
       4,000  UBS AG, Switzerland ..............      136,647         239,217
      44,500  Westpac Banking Corp. ............      703,450         966,307
                                                 ------------    ------------
                                                   11,500,925      16,023,133
                                                 ------------    ------------

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              FOOD AND BEVERAGE -- 8.4%
      33,000  Ajinomoto Co. Inc. ............... $    382,303    $    380,102
      60,000  Cadbury Schweppes plc ............      592,403         814,345
      16,996  Coca-Cola Hellenic Bottling
                Co. SA .........................      358,399         782,113
      90,000  Davide Campari-Milano SpA ........      418,375         942,284
      70,000  Diageo plc .......................      891,438       1,454,944
      12,000  Groupe Danone ....................      669,806         969,194
       3,000  Nestle SA ........................      850,228       1,139,921
       9,000  PepsiCo Inc. .....................      495,029         583,650
       4,515  Pernod-Ricard SA .................      401,452         996,855
      10,000  Starbucks Corp.+ .................      301,870         262,400
      46,000  Tesco plc ........................      395,588         384,868
                                                 ------------    ------------
                                                    5,756,891       8,710,676
                                                 ------------    ------------
              HEALTH CARE -- 9.2%
       4,000  Alcon Inc. .......................      452,343         539,640
       7,000  Celgene Corp.+ ...................      425,664         401,310
       5,700  Genentech Inc.+ ..................      324,270         431,262
       9,800  Gilead Sciences Inc.+ ............      316,355         379,946
      20,000  GlaxoSmithKline plc ..............      423,287         521,000
      16,000  Hisamitsu Pharmaceutical
                Co. Inc. .......................      331,635         441,484
      15,000  Novartis AG ......................      615,193         842,109
      10,000  Novo Nordisk A/S, ADR ............      797,927       1,086,600
       4,300  Roche Holding AG .................      343,824         761,902
      18,000  Schering-Plough Corp. ............      453,841         547,920
       9,000  St. Jude Medical Inc.+ ...........      380,450         373,410
       2,400  Straumann Holding AG .............      504,079         672,805
       8,300  Stryker Corp. ....................      393,639         523,647
       4,800  Synthes Inc. .....................      398,130         577,258
      10,000  Takeda Pharmaceutical
                Co. Ltd. .......................      445,295         646,014
       7,000  UnitedHealth Group Inc. ..........      371,826         357,980
       6,000  Zimmer Holdings Inc.+ ............      496,447         509,340
                                                 ------------    ------------
                                                    7,474,205       9,613,627
                                                 ------------    ------------
              HOTELS AND GAMING -- 2.8%
          50  Greek Organization of
                Football Prognostics SA ........          821           1,767
      12,000  Hilton Hotels Corp. ..............      317,652         401,640
      31,054  InterContinental Hotels
                Group plc ......................      759,700         771,395
      71,803  Ladbrokes plc ....................      723,006         620,759
       5,000  Las Vegas Sands Corp.+ ...........      402,372         381,950
       7,000  Marriott International
                Inc., Cl. A ....................      266,140         302,680
       6,000  Starwood Hotels &
                Resorts Worldwide Inc. .........      365,386         402,420
                                                 ------------    ------------
                                                    2,835,077       2,882,611
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 5.8%
       4,000  Allegheny Technologies Inc. ...... $    300,030    $    419,520
      15,000  Anglo American plc ...............      546,531         880,677
      20,000  BHP Billiton plc .................      317,858         555,577
      10,500  Commercial Metals Co. ............      235,905         354,585
       7,200  Companhia Vale do Rio
                Doce, ADR ......................      270,562         320,760
       9,000  Lonmin plc .......................      545,871         722,523
       5,228  Peabody Energy Corp. .............       66,790         252,930
      16,000  Rio Tinto plc ....................      587,295       1,224,061
      14,000  Titanium Metals Corp.+ ...........      434,402         446,600
      14,666  Xstrata plc ......................      376,296         873,111
                                                 ------------    ------------
                                                    3,681,540       6,050,344
                                                 ------------    ------------
              RETAIL -- 5.5%
       9,000  Coach Inc.+ ......................      258,847         426,510
      11,000  CVS Caremark Corp. ...............      387,900         400,950
      12,150  Hennes & Mauritz AB, Cl. B .......      512,220         718,381
       6,000  Kohl's Corp.+ ....................      390,884         426,180
      15,000  Next plc .........................      507,851         602,209
       7,000  Nordstrom Inc. ...................      372,399         357,840
      24,000  Seven & I Holdings Co. Ltd. ......      813,032         686,049
       9,000  Tiffany & Co. ....................      290,462         477,540
      10,000  Walgreen Co. .....................      410,654         435,400
       8,000  Whole Foods Market Inc. ..........      399,510         306,400
      39,100  Woolworths Ltd. ..................      607,675         893,549
                                                 ------------    ------------
                                                    4,951,434       5,731,008
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 5.5%
      18,000  America Movil SAB de CV,
                Cl. L, ADR .....................      814,388       1,114,740
      19,000  AT&T Inc. ........................      694,095         788,500
      15,000  China Mobile Ltd., ADR ...........      729,144         808,500
      10,000  Harris Corp. .....................      491,370         545,500
          85  KDDI Corp. .......................      432,573         629,683
      30,000  NTT DoCoMo Inc., ADR .............      551,431         474,000
      13,000  Verizon Communications Inc. ......      456,054         535,210
      25,000  Vodafone Group plc, ADR ..........      737,433         840,750
                                                 ------------    ------------
                                                    4,906,488       5,736,883
                                                 ------------    ------------
              TRANSPORTATION -- 0.4%
      10,000  Expeditors International of
                Washington Inc. ................      426,255         413,000
                                                 ------------    ------------
              WIRELESS COMMUNICATIONS -- 0.3%
       8,000  QUALCOMM Inc. ....................      361,680         347,120
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............   78,352,722     103,663,419
                                                 ------------    ------------

     PRINICPAL                                                     MARKET
      AMOUNT                                         COST           VALUE
      ------                                         ----          -------
              U.S. GOVERNMENT OBLIGATIONS -- 0.6%
    $642,000  U.S. Treasury Bills,
                4.599% to 4.911%++,
                07/19/07 to 09/20/07 ........... $    636,438    $    636,267
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 100.1% .......... $ 78,989,160     104,299,686
                                                 ============

              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)% .....      (72,302)
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $104,227,384
                                                                 ============

----------------
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------     -------
North America ........................    48.5%  $ 50,636,755
Europe ...............................    33.7     35,168,352
Japan ................................     9.8     10,226,984
Asia/Pacific .........................     3.9      4,084,047
Latin America ........................     3.8      3,913,240
South Africa .........................     0.3        270,308
                                         ------  ------------
                                         100.0%  $104,299,686
                                         ======  ============

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================
ASSETS:
  Investments, at value (cost $78,989,160) ......   $ 104,299,686
  Foreign currency, at value (cost $12,356) .....          11,834
  Cash ..........................................           2,087
  Deposit at broker .............................              58
  Receivable for Fund shares sold ...............           5,430
  Dividends and interest receivable .............         254,621
  Prepaid expense ...............................           2,381
                                                    -------------
  TOTAL ASSETS ..................................     104,576,097
                                                    -------------
LIABILITIES:
  Payable for Fund shares redeemed ..............          87,344
  Payable for investment advisory fees ..........          88,909
  Payable for distribution fees .................          22,581
  Payable for legal and audit fees ..............          55,706
  Payable for shareholder
    communications expenses .....................          40,953
  Payable for shareholder services fees .........          34,720
  Payable for accounting fees ...................           3,872
  Other accrued expenses ........................          14,628
                                                    -------------
  TOTAL LIABILITIES .............................         348,713
                                                    -------------
  NET ASSETS applicable to 4,142,438
    shares outstanding ..........................   $ 104,227,384
                                                    =============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value   $ 129,112,347
  Accumulated net investment income .............         141,696
  Accumulated net realized loss on investments
    and foreign currency transactions ...........     (50,342,136)
  Net unrealized appreciation on investments ....      25,310,526
  Net unrealized appreciation on foreign
    currency translations .......................           4,951
                                                    -------------
  NET ASSETS ....................................   $ 104,227,384
                                                    =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($101,957,934 / 4,051,256 shares
    outstanding; 75,000,000 shares authorized) ..          $25.17
                                                           ======
  CLASS A:
  Net Asset Value and redemption price
    per share ($1,767,235 / 70,204 shares
    outstanding; 50,000,000 shares authorized) ..          $25.17
                                                           ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75%
    of the offering price) ......................          $26.71
                                                           ======
  CLASS B:
  Net Asset Value and offering price per share
    ($252,949 / 10,541 shares outstanding;
    25,000,000 shares authorized) ...............          $24.00(a)
                                                           ======
  CLASS C:
  Net Asset Value and offering price per share
    ($249,266 / 10,437 shares outstanding
    25,000,000 shares authorized) ...............          $23.88(a)
                                                           ======

-------------------
(a) Redemption price varies based on the length of time held.



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $36,058) ...........   $ 1,017,147
  Interest ..............................................        20,926
                                                            -----------
  TOTAL INVESTMENT INCOME ...............................     1,038,073
                                                            -----------
EXPENSES:
  Investment advisory fees ..............................       510,400
  Distribution fees - Class AAA .........................       125,186
  Distribution fees - Class A ...........................         1,762
  Distribution fees - Class B ...........................         1,175
  Distribution fees - Class C ...........................         1,431
  Shareholder services fees .............................        76,483
  Shareholder communications expenses ...................        59,356
  Legal and audit fees ..................................        35,886
  Accounting fees .......................................        22,621
  Custodian fees ........................................        20,334
  Registration expenses .................................        17,701
  Directors' fees .......................................         5,121
  Interest expense ......................................           604
  Miscellaneous expenses ................................        20,988
                                                            -----------
  TOTAL EXPENSES ........................................       899,048
  Less: Custodian fee credits ...........................            (2)
                                                            -----------
  NET EXPENSES ..........................................       899,046
                                                            -----------
  NET INVESTMENT INCOME .................................       139,027
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ......................     3,892,481
  Net realized gain on foreign
    currency transactions ...............................         3,842
                                                            -----------
  Net realized gain on investments and
    foreign currency transactions .......................     3,896,323
                                                            -----------
  Net change in unrealized appreciation/
    depreciation on investments .........................     5,481,029
  Net change in unrealized appreciation/
    depreciation on foreign currency translations .......        (3,968)
                                                            -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations .......................     5,477,061
                                                            -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .................     9,373,384
                                                            -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .....................................   $ 9,512,411
                                                            ===========

                 See accompanying notes to financial statements.

                          THE GAMCO GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2007      YEAR ENDED
                                                                        (UNAUDITED)    DECEMBER 31, 2006
                                                                      ---------------  -----------------
OPERATIONS:
  Net investment income ............................................   $     139,027    $     277,720
  Net realized gain on investments and foreign currency transactions       3,896,323       14,070,539
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................       5,477,061       (1,920,801)
                                                                       -------------    -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............       9,512,411       12,427,458
                                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income:
    Class AAA ......................................................              --         (272,763)
    Class A ........................................................              --           (3,545)
                                                                       -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................              --         (276,308)
                                                                       -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................      (8,261,054)     (19,507,826)
    Class A ........................................................         343,263           (2,805)
    Class B ........................................................           6,654              (60)
    Class C ........................................................         (50,711)          14,905
                                                                       -------------    -------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......      (7,961,848)     (19,495,786)
                                                                       -------------    -------------
  REDEMPTION FEES ..................................................              26              148
                                                                       -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS ............................       1,550,589       (7,344,488)
NET ASSETS:
  Beginning of period ..............................................     102,676,795      110,021,283
                                                                       -------------    -------------
  End of period (including undistributed net investment income
    of $141,696 and $2,669, respectively) ..........................   $ 104,227,384    $ 102,676,795
                                                                       =============    =============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================


1. ORGANIZATION. The GAMCO Global Growth Fund (the "Fund"), formerly The Gabelli Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

The tax character of distributions paid during the fiscal year ended December 31, 2006 was $276,308 of ordinary income.

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $54,218,953, which are available to reduce future required distributions of net capital gains to shareholders. $12,969,766 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                         GROSS          GROSS
                                      UNREALIZED     UNREALIZED   NET UNREALIZED
                           COST      APPRECIATION   DEPRECIATION   APPRECIATION
                           ----      ------------   ------------   ------------
    Investments ...... $78,989,813    $26,433,657   $(1,123,784)    $25,309,873

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government Securities, aggregated $23,341,629 and $26,801,316, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $11,400 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $2,582 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007, was $3,674 with a weighted average interest rate of 6.02%. The maximum amount borrowed at any time during this period was $251,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Effective February 15, 2007, Class AAA Shares are offered only to investors who were shareholders prior to that date in one or more of the registered funds distributed by Gabelli & Company. Class AAA Shares are offered to these investors only through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $26 and $148, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------    -----------------------------
                                                        SHARES          AMOUNT         SHARES           AMOUNT
                                                       --------       -----------    ----------       ------------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------    -----------------------------
Shares sold ..........................................   58,048       $ 1,379,905       263,640       $  5,632,563
Shares issued upon reinvestment of distributions .....       --                --        11,428            262,618
Shares redeemed ...................................... (406,396)       (9,640,959)   (1,183,208)       (25,403,007)
                                                       --------       -----------    ----------       ------------
  Net decrease ....................................... (348,348)      $(8,261,054)     (908,140)      $(19,507,826)
                                                       ========       ===========    ==========       ============
                                                                CLASS A                           CLASS A
                                                       --------------------------    -----------------------------
Shares sold ..........................................   22,591       $   552,048         8,807       $    187,766
Shares issued upon reinvestment of distributions .....       --                --           126              2,895
Shares redeemed ......................................   (8,820)         (208,785)       (8,777)          (193,466)
                                                       --------       -----------    ----------       ------------
  Net increase (decrease) ............................   13,771       $   343,263           156       $     (2,805)
                                                       ========       ===========    ==========       ============
                                                                CLASS B                           CLASS B
                                                       --------------------------    -----------------------------
Shares sold ..........................................      646       $    14,664             --      $         --
Shares redeemed ......................................     (366)           (8,010)           (2)               (60)
                                                       --------       -----------    ----------       ------------
  Net increase (decrease) ............................      280       $     6,654            (2)      $        (60)
                                                       ========       ===========    ==========       ============
                                                                CLASS C                           CLASS C
                                                       --------------------------    -----------------------------
Shares sold ..........................................      968       $    21,973         9,832       $    202,102
Shares redeemed ......................................   (3,107)          (72,684)       (9,339)          (187,197)
                                                       --------       -----------    ----------       ------------
  Net increase (decrease) ............................   (2,139)      $   (50,711)          493       $     14,905
                                                       ========       ===========    ==========       ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                                FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                          --------------------------------------  ---------------------------
                                           Net
              Net Asset       Net      Realized and      Total
  Period        Value,    Investment    Unrealized       from        Net
   Ended      Beginning     Income    Gain (Loss) on  Investment  Investment        Total
December 31,  of Period    (Loss)(a)   Investments    Operations    Income      Distributions
------------  ---------   ----------  -------------   ----------  ----------    -------------
CLASS AAA
  2007(c)      $22.93       $ 0.03       $ 2.21         $ 2.24         --              --
  2006          20.43         0.06         2.50           2.56     $(0.06)         $(0.06)
  2005          17.98         0.02         2.45           2.47      (0.02)          (0.02)
  2004          16.43        (0.05)        1.60           1.55         --              --
  2003          11.62        (0.06)        4.86           4.80         --              --
  2002          15.45        (0.08)       (3.75)         (3.83)        --              --
CLASS A
  2007(c)      $22.93       $ 0.04       $ 2.20         $ 2.24         --              --
  2006          20.43         0.06         2.50           2.56     $(0.06)         $(0.06)
  2005          18.01         0.01         2.45           2.46      (0.04)          (0.04)
  2004          16.45        (0.05)        1.61           1.56         --              --
  2003          11.63        (0.06)        4.87           4.81         --              --
  2002          15.47        (0.08)       (3.76)         (3.84)        --              --
CLASS B
  2007(c)      $21.94       $(0.05)      $ 2.11         $ 2.06         --              --
  2006          19.65        (0.10)        2.39           2.29         --              --
  2005          17.41        (0.12)        2.36           2.24         --              --
  2004          16.02        (0.17)        1.56           1.39         --              --
  2003          11.42        (0.16)        4.75           4.59         --              --
  2002          15.30        (0.17)       (3.71)         (3.88)        --              --
CLASS C
  2007(c)      $21.87       $(0.05)      $ 2.06         $ 2.01         --              --
  2006          19.58        (0.09)        2.38           2.29         --              --
  2005          17.35        (0.16)        2.39           2.23         --              --
  2004          15.97        (0.19)        1.57           1.38         --              --
  2003          11.38        (0.16)        4.74           4.58         --              --
  2002          15.26        (0.17)       (3.71)         (3.88)        --              --

                                                             RATIOS TO AVERAGE
                                                      NET ASSETS/SUPPLEMENTAL DATA
                                             -------------------------------------------------

                         Net Asset           Net Assets      Net
  Period                   Value,               End of    Investment                Portfolio
   Ended      Redemption   End of    Total      Period      Income     Operating     Turnover
December 31,    Fees(a)    Period   Return+   (in 000's)    (Loss)    Expenses (b)     Rate
------------  ----------  --------  -------   ----------   ---------  ------------   --------
CLASS AAA
  2007(c)       $0.00(d)   $25.17      9.8%    $101,958      0.28%(e)   1.76%(e)        23%
  2006           0.00(d)    22.93     12.5      100,883      0.26       1.78            46
  2005           0.00(d)    20.43     13.7      108,433      0.11       1.79(f)         33
  2004           0.00(d)    17.98      9.4      114,011     (0.30)      1.82           100
  2003           0.01       16.43     41.4      132,886     (0.45)      1.71            63
  2002             --       11.62    (24.8)     105,034     (0.58)      1.75            82
CLASS A
  2007(c)       $0.00(d)   $25.17      9.8%    $  1,767      0.30%(e)   1.76%(e)        23%
  2006           0.00(d)    22.93     12.5        1,294      0.28       1.78            46
  2005           0.00(d)    20.43     13.7        1,150      0.03       1.79(f)         33
  2004           0.00(d)    18.01      9.5          493     (0.29)      1.82           100
  2003           0.01       16.45     41.4          426     (0.45)      1.71            63
  2002             --       11.63    (24.8)         176     (0.58)      1.75            82
CLASS B
  2007(c)       $0.00(d)   $24.00      9.4%    $    253     (0.45)%(e)  2.51%(e)        23%
  2006           0.00(d)    21.94     11.7          225     (0.49)      2.53            46
  2005           0.00(d)    19.65     12.9          202     (0.67)      2.54(f)         33
  2004           0.00(d)    17.41      8.7          183     (1.05)      2.57           100
  2003           0.01       16.02     40.3          211     (1.20)      2.46            63
  2002             --       11.42    (25.4)          86     (1.33)      2.50            82
CLASS C
  2007(c)       $0.00(d)   $23.88      9.4%    $    249     (0.44)%(e)  2.50%(e)        23%
  2006           0.00(d)    21.87     11.7          275     (0.42)      2.53            46
  2005           0.00(d)    19.58     12.9          236     (0.90)      2.52(f)         33
  2004           0.00(d)    17.35      8.6           52     (1.17)      2.57           100
  2003           0.01       15.97     40.3          207     (1.20)      2.46            63
  2002             --       11.38    (25.4)         101     (1.33)      2.50            82

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the years ended December 31, 2004 and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.81% and 1.70%, (Class AAA), 1.81% and 1.70%, (Class A), 2.56% and 2.45%, (Class B), and 2.56% and 2.45%,
    (Class C), respectively.
(c) For the period ended June 30, 2007,  unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.
(f) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the year ended December 31, 2005 would have been 1.79%, 1.79%, 2.53%, and 2.52% for Class AAA, Class A, Class B, and Class C, respectively.

                 See accompanying notes to financial statements.

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q207SR


                                                                GAMCO




                                                               THE
                                                               GAMCO
                                                               GLOBAL
                                                               GROWTH
                                                               FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007








TO OUR SHAREHOLDERS,

      During the second quarter of 2007, The GAMCO Global Opportunity Fund (the "Fund") advanced 6.5% while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Growth Fund Average were up 7.4% and 8.0%, respectively. For the six month period ended June 30, 2007, the Fund gained 11.0% versus returns of 10.2% and 11.3% for the MSCI AC
World Free Index and the Lipper Global Multi-Cap Growth Fund Average, respectively.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                  ------------------------------------------------
                                                                                                               Since
                                                                  Year to                                    Inception
                                                         Quarter   Date      1 Year     3 Year     5 Year    (5/11/98)
----------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA .............  6.47%    11.03%     19.09%     18.82%     16.33%    10.37%
  MSCI AC World Free Index ............................  7.42     10.19      25.83      18.57      15.44      6.84
  Lipper Global Multi-Cap Growth Fund Average .........  7.97     11.31      25.93      18.28      13.91      7.02
  Class A .............................................  6.44     11.01      18.98      18.83      16.36     10.37
                                                         0.32(b)   4.62(b)   12.14(b)   16.50(b)   14.99(b)   9.66(b)
  Class B .............................................  6.22     10.56      18.07      17.91      15.48      9.78
                                                         1.22(c)   5.56(c)   13.07(c)   17.18(c)   15.25(c)   9.78
  Class C .............................................  6.25     10.57      18.12      18.18      16.10     10.28
                                                         5.25(d)   9.57(d)   17.12(d)   18.18      16.10     10.28

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.95%, 1.95%, 2.70%, AND 2.70%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   01/01/07         06/30/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,110.30        2.03%      $10.68
Class A            $1,000.00       $1,110.10        2.03%      $10.68
Class B            $1,000.00       $1,105.60        2.78%      $14.59
Class C            $1,000.00       $1,105.70        2.78%      $14.59

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,014.81        2.03%      $10.20
Class A            $1,000.00       $1,014.81        2.03%      $10.20
Class B            $1,000.00       $1,011.07        2.78%      $13.94
Class C            $1,000.00       $1,011.07        2.78%      $13.94

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GAMCO GLOBAL OPPORTUNITY FUND

Energy and Utilities ..........................  13.2%
Consumer Products .............................  12.1%
Health Care ...................................  11.5%
Financial Services ............................  10.6%
Metals and Mining .............................   9.3%
Food and Beverage .............................   7.2%
Computer Software and Services ................   4.7%
Diversified Industrial ........................   3.6%
Aerospace .....................................   3.3%
Telecommunications ............................   3.3%
Aviation: Parts and Services ..................   3.2%
Machinery .....................................   3.2%
Building and Construction .....................   3.1%
Hotels and Gaming .............................   2.3%
Broadcasting ..................................   1.9%
Entertainment .................................   1.8%
Wireless Communications .......................   1.7%
Cable and Satellite ...........................   1.0%
Electronics ...................................   0.9%
Publishing ....................................   0.8%
U.S. Treasury Bills ...........................   0.8%
Retail ........................................   0.7%
Other Assets and Liabilities (Net) ............  (0.2)%
                                                -------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                     MARKET
     SHARES                                           COST           VALUE
     ------                                           ----          -------
              COMMON STOCKS -- 99.4%
              AEROSPACE -- 3.3%
       3,000  L-3 Communications
                Holdings Inc. .................. $    127,720    $    292,170
       5,500  Lockheed Martin Corp. ............      135,166         517,715
                                                 ------------    ------------
                                                      262,886         809,885
                                                 ------------    ------------
              AVIATION: PARTS AND SERVICES -- 3.2%
       6,400  Precision Castparts Corp. ........       94,880         776,704
                                                 ------------    ------------
              BROADCASTING -- 1.9%
      20,000  Mediaset SpA .....................      195,380         206,598
       4,000  Modern Times Group MTG
                AB, Cl. B ......................      140,956         257,809
                                                 ------------    ------------
                                                      336,336         464,407
                                                 ------------    ------------
              BUILDING AND CONSTRUCTION -- 3.1%
       4,125  CRH plc, Dublin ..................       47,794         203,854
      11,000  CRH plc, London ..................      139,783         541,596
                                                 ------------    ------------
                                                      187,577         745,450
                                                 ------------    ------------
              CABLE AND SATELLITE -- 1.0%
       7,000  Cablevision Systems Corp.,
                 Cl. A+ ........................       67,535         253,330
                                                 ------------    ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.7%
       5,000  eBay Inc.+ .......................      175,275         160,900
         700  Google Inc., Cl. A+ ..............      220,948         366,366
      11,500  Microsoft Corp. ..................      301,125         338,905
       5,000  Square Enix Co. Ltd. .............      121,465         126,288
       5,000  Yahoo! Inc.+ .....................      169,373         135,650
                                                 ------------    ------------
                                                      988,186       1,128,109
                                                 ------------    ------------
              CONSUMER PRODUCTS -- 12.1%
       5,000  Altadis SA .......................      153,235         330,447
      10,000  Assa Abloy AB, Cl. B .............      189,995         220,051
       4,000  Christian Dior SA ................      227,736         517,629
      11,000  Compagnie Financiere
                Richemont SA, Cl. A ............      231,884         657,484
       8,500  Escada AG+ .......................      207,340         372,766
       4,000  Fortune Brands Inc. ..............      328,419         329,480
       4,000  Procter & Gamble Co. .............      221,128         244,760
       5,000  UST Inc. .........................      244,216         268,550
                                                 ------------    ------------
                                                    1,803,953       2,941,167
                                                 ------------    ------------
              DIVERSIFIED INDUSTRIAL -- 3.6%
       6,000  Bouygues SA ......................      216,198         502,712
       9,500  General Electric Co. .............      320,183         363,660
                                                 ------------    ------------
                                                      536,381         866,372
                                                 ------------    ------------
              ELECTRONICS -- 0.9%
       1,000  Fanuc Ltd. .......................      101,607         103,213
         500  Keyence Corp. ....................      112,873         109,231
                                                 ------------    ------------
                                                      214,480         212,444
                                                 ------------    ------------

                                                                     MARKET
     SHARES                                           COST           VALUE
     ------                                           ----          -------
              ENERGY AND UTILITIES -- 13.2%
       7,000  Connecticut Water
                Service Inc. ................... $    158,291    $    170,590
       6,600  Imperial Oil Ltd. ................      222,619         307,246
      30,000  Kanto Natural Gas
                Development Co. Ltd. ...........      153,608         204,486
       9,000  Mueller Water Products Inc.,
                Cl. B ..........................      137,238         135,000
       3,500  Petroleo Brasileiro SA, ADR ......      105,807         424,445
      10,000  Saipem SpA .......................      210,831         341,204
       7,200  Schlumberger Ltd. ................      238,374         611,568
       3,000  Suncor Energy Inc. ...............      101,766         269,760
      35,000  Tokai Carbon Co. Ltd. ............      152,714         327,470
       4,000  Transocean Inc.+ .................      164,064         423,920
                                                 ------------    ------------
                                                    1,645,312       3,215,689
                                                 ------------    ------------
              ENTERTAINMENT -- 1.8%
      20,000  Publishing and
                Broadcasting Ltd. ..............       98,225         331,434
       5,000  Time Warner Inc. .................       85,437         105,200
                                                 ------------    ------------
                                                      183,662         436,634
                                                 ------------    ------------
              FINANCIAL SERVICES -- 10.6%
       4,500  American Express Co. .............      260,351         275,310
      15,000  Bank of Ireland ..................       92,773         302,203
      25,000  Capitalia SpA ....................      262,025         247,998
       9,750  Julius Baer Holding Ltd. AG ......      347,201         697,610
       1,600  Legg Mason Inc. ..................      141,880         157,408
       1,500  Partners Group ...................      212,041         201,272
      20,000  The Shizuoka Bank Ltd. ...........      203,072         202,934
       8,000  UBS AG ...........................      336,926         480,080
                                                 ------------    ------------
                                                    1,856,269       2,564,815
                                                 ------------    ------------
              FOOD AND BEVERAGE -- 7.2%
      19,000  Cadbury Schweppes plc ............      187,570         257,876
       6,000  Cermaq ASA .......................       93,252         104,161
       5,000  General Mills Inc. ...............      248,004         292,100
       5,000  Heineken Holding NV ..............      233,716         258,537
     175,000  Marine Harvest+ ..................      195,506         188,965
       5,000  PepsiCo Inc. .....................      261,500         324,250
       1,500  Pernod-Ricard SA .................      301,572         331,181
                                                 ------------    ------------
                                                    1,521,120       1,757,070
                                                 ------------    ------------
              HEALTH CARE -- 11.5%
       6,000  Cochlear Ltd. ....................      246,988         309,810
       4,208  GlaxoSmithKline plc ..............      126,084         109,618
       6,000  Novartis AG ......................      232,122         336,844
       3,500  Roche Holding AG .................      305,337         620,153
       5,000  St. Jude Medical Inc.+ ...........      192,663         207,450
       1,200  Straumann Holding AG .............      254,333         336,402
       2,500  Synthes Inc. .....................      255,485         300,655

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                     MARKET
     SHARES                                           COST           VALUE
     ------                                           ----          -------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
       4,200  Takeda Pharmaceutical
                Co. Ltd. ....................... $    263,783    $    271,326
       3,000  William Demant Holding
                A/S+ ...........................      141,483         297,126
                                                 ------------    ------------
                                                    2,018,278       2,789,384
                                                 ------------    ------------
              HOTELS AND GAMING -- 2.3%
       8,392  InterContinental Hotels
                Group plc ......................      207,348         208,463
      15,000  Ladbrokes plc ....................      121,994         129,680
     100,000  Mandarin Oriental
                International Ltd. .............      221,081         223,000
                                                 ------------    ------------
                                                      550,423         561,143
                                                 ------------    ------------
              MACHINERY -- 3.2%
       3,000  Bobst Group AG ...................      196,729         188,392
       4,500  CNH Global NV ....................      129,912         229,905
       4,000  Outotec Oyj ......................      213,475         219,540
       1,000  SMC Corp. ........................      124,201         132,925
                                                 ------------    ------------
                                                      664,317         770,762
                                                 ------------    ------------
              METALS AND MINING -- 9.3%
      17,726  Andsberg Ltd.+ (a) ...............        8,277          15,754
      73,630  Antofagasta plc ..................       88,100         902,408
      43,000  Gold Fields Ltd., ADR ............      186,535         675,100
      10,000  Harmony Gold Mining
                Co. Ltd.+ ......................       56,555         142,086
      24,000  Harmony Gold Mining Co.
                 Ltd., ADR+ ....................      130,306         342,480
       3,500  Peabody Energy Corp. .............      179,978         169,330
                                                 ------------    ------------
                                                      649,751       2,247,158
                                                 ------------    ------------
              PUBLISHING -- 0.8%
      40,000  Independent News &
                Media plc ......................       98,736         202,749
                                                 ------------    ------------
              RETAIL -- 0.7%
       6,300  Seven & I Holdings Co. Ltd. ......      218,236         180,088
                                                 ------------    ------------
              TELECOMMUNICATIONS -- 3.3%
       3,000  Alltel Corp. .....................      128,045         202,650
      15,675  Sprint Nextel Corp. ..............      255,701         324,629
       2,300  Telephone & Data Systems
                Inc. ...........................       45,066         143,911
       2,300  Telephone & Data Systems
                Inc., Special ..................       41,599         132,365
                                                 ------------    ------------
                                                      470,411         803,555
                                                 ------------    ------------
              WIRELESS COMMUNICATIONS -- 1.7%
       4,500  United States Cellular Corp.+ ....      254,809         407,700
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............   14,623,538      24,134,615
                                                 ------------    ------------

   PRINCIPAL                                                         MARKET
    AMOUNT                                            COST           VALUE
   --------                                           ----          -------
              CORPORATE BONDS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
    $200,000  Williams Communications
                Group Inc., Escrow,
                10.875%, 10/01/09+ (a)(b) ...... $          0    $          0
                                                 ------------    ------------
              U.S. GOVERNMENT OBLIGATIONS -- 0.8%
     199,000  U.S. Treasury Bill,
                4.886%++, 08/16/07 .............      197,817         197,817
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 100.2% .......... $ 14,821,355      24,332,432
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)% .....      (51,026)
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $ 24,281,406
                                                                 ============
----------------
(a)  Security  fair  valued  under  procedures  established   by  the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $15,754 or 0.06% of total net assets.
(b)  Security is in default.
 +   Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------     -------
Europe ................................  44.4%    $10,789,163
North America .........................  34.5       8,401,466
Latin America .........................   6.9       1,682,933
Japan .................................   6.8       1,657,960
South Africa ..........................   4.8       1,159,666
Asia/Pacific ..........................   2.6         641,244
                                        ------    -----------
                                        100.0%    $24,332,432
                                        ======    ===========

                 See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments, at value (cost $14,821,355) ......   $ 24,332,432
  Foreign currency, at value (cost $31,823) .....         32,109
  Dividends receivable ..........................         31,613
  Receivable for Fund shares sold ...............          5,867
  Prepaid expense ...............................          1,067
                                                    ------------
  TOTAL ASSETS ..................................     24,403,088
                                                    ------------
LIABILITIES:
  Payable to custodian ..........................         46,511
  Payable for Fund shares redeemed ..............          2,020
  Payable for investment advisory fees ..........         22,678
  Payable for distribution fees .................          5,181
  Payable for legal and audit fees ..............         20,303
  Payable for shareholder
    communications expenses .....................         12,785
  Payable for shareholder services fees .........          6,302
  Payable for Directors' fees ...................             17
  Other accrued expenses ........................          5,885
                                                    ------------
  TOTAL LIABILITIES .............................        121,682
                                                    ------------
  NET ASSETS applicable to 1,200,511
    shares outstanding ..........................   $ 24,281,406
                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value   $ 19,444,542
  Accumulated distributions in excess of
    net investment income .......................        (27,359)
  Accumulated net realized loss on investments
    and foreign currency transactions ...........     (4,647,542)
  Net unrealized appreciation on investments ....      9,511,077
  Net unrealized appreciation on foreign
    currency translations .......................            688
                                                    ------------
  NET ASSETS ....................................   $ 24,281,406
                                                    ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($24,087,622 / 1,190,897 shares
    outstanding; 75,000,000 shares authorized) ..         $20.23
                                                          ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($183,240 / 9,083 shares outstanding;
    50,000,000 shares authorized) ...............         $20.17
                                                          ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price) .........................         $21.40
                                                          ======
  CLASS B:
  Net Asset Value and offering price per share
    ($6,030 / 309.7 shares outstanding;
    25,000,000 shares authorized) ...............         $19.47(a)
                                                          ======
  CLASS C:
  Net Asset Value and offering price per share
    ($4,514 / 221.3 shares outstanding;
    25,000,000 shares authorized) ...............         $20.40(a)
                                                          ======
---------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $12,727) ...   $   263,750
  Interest ......................................         9,257
                                                    -----------
  TOTAL INVESTMENT INCOME .......................       273,007
                                                    -----------
EXPENSES:
  Investment advisory fees ......................       115,946
  Distribution fees - Class AAA .................        28,703
  Distribution fees - Class A ...................           260
  Distribution fees - Class B ...................            73
  Distribution fees - Class C ...................            21
  Shareholder communications expenses ...........        15,233
  Legal and audit fees ..........................        14,472
  Registration expenses .........................        14,202
  Shareholder services fees .....................        11,177
  Custodian fees ................................         8,209
  Recovery of reimbursed expenses (see Note 3) ..         5,638
  Interest expense ..............................         3,143
  Directors' fees ...............................         1,278
  Miscellaneous expenses ........................        16,751
                                                    -----------
  TOTAL EXPENSES ................................       235,106
                                                    -----------
  NET INVESTMENT INCOME .........................        37,901
                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..............     1,354,728
  Net realized loss on foreign
    currency transactions .......................          (799)
                                                    -----------
  Net realized gain on investments and
    foreign currency transactions ...............     1,353,929
                                                    -----------
  Net change in unrealized appreciation/
    depreciation on investments .................       959,697
  Net change in unrealized appreciation/
    depreciation on foreign currency translations            64
                                                    -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ...............       959,761
                                                    -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY .........     2,313,690
                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................   $ 2,351,591
                                                    ===========

                 See accompanying notes to financial statements.

                        THE GAMCO GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2007     YEAR ENDED
                                                                          (UNAUDITED)   DECEMBER 31, 2006
                                                                          ------------  -----------------
OPERATIONS:
  Net investment income (loss) ........................................   $     37,901    $   (101,772)
  Net realized gain on investments and foreign currency transactions ..      1,353,929       1,180,871
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .....................................        959,761       1,986,484
                                                                          ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................      2,351,591       3,065,583
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .........................................................             --          (3,855)
    Class A ...........................................................             --            (124)
                                                                          ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................             --          (3,979)
                                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .........................................................     (1,666,365)     (1,022,036)
    Class A ...........................................................        (58,873)        (57,936)
    Class B ...........................................................        (20,354)        (27,495)
                                                                          ------------    ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........     (1,745,592)     (1,107,467)
                                                                          ------------    ------------
  REDEMPTION FEES .....................................................             11             499
                                                                          ------------    ------------
  NET INCREASE IN NET ASSETS ..........................................        606,010       1,954,636
NET ASSETS:
  Beginning of period .................................................     23,675,396      21,720,760
                                                                          ------------    ------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) ..........................................   $ 24,281,406    $ 23,675,396
                                                                          ============    ============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The GAMCO Global Opportunity Fund (the "Fund"), formerly, The Gabelli Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June, 2007, there were no open repurchase agreements.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was $3,979 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

At December 31, 2006, The Fund had net capital loss carryforwards for federal income tax purposes of $6,001,443, which are available to reduce future required distributions of net capital gains to shareholders. $1,119,397 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                         GROSS         GROSS
                                      UNREALIZED    UNREALIZED    NET UNREALIZED
                            COST     APPRECIATION  DEPRECIATION    APPRECIATION
                            ----     ------------  ------------    ------------
     Investments ...... $14,821,382    $9,670,130    $(159,080)     $9,511,050

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective January 1, 2007, the Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 2.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class B, and Class C, respectively. The cumulative amount which the Fund may repay the Adviser is $20,594. For the six months ended June 30, 2007, the Fund repaid the Adviser $5,638.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $3,474,776 and $4,991,598, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $1,352 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $14 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. At June 30, 2007, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2007 was $89,331 with a related weighted average interest rate of 6.03%. The maximum amount borrowed at any time during this period was $1,097,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $11 and $499, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------    -----------------------------
                                                        SHARES          AMOUNT         SHARES           AMOUNT
                                                       --------       -----------    ----------       ------------
                                                               CLASS AAA                         CLASS AAA
                                                       --------------------------    -----------------------------
Shares sold ..........................................  170,897       $ 3,345,354       283,265       $  4,840,122
Shares issued upon reinvestment of distributions .....       --                --           206              3,759
Shares redeemed ...................................... (265,482)       (5,011,719)     (344,742)        (5,865,917)
                                                       --------       -----------    ----------       ------------
  Net decrease .......................................  (94,585)      $(1,666,365)      (61,271)      $ (1,022,036)
                                                       ========       ===========    ==========       ============
                                                                 CLASS A                          CLASS A
                                                       --------------------------    -----------------------------
Shares sold ..........................................      499       $     9,905         3,963       $     67,574
Shares issued upon reinvestment of distributions .....       --                --             5                 97
Shares redeemed ......................................   (3,518)          (68,778)       (7,241)          (125,607)
                                                       --------       -----------    ----------       ------------
  Net decrease .......................................   (3,019)      $   (58,873)       (3,273)      $    (57,936)
                                                       ========       ===========    ==========       ============
                                                                 CLASS B                          CLASS B
                                                       --------------------------    -----------------------------
Shares redeemed ......................................   (1,112)      $   (20,354)       (1,701)      $    (27,495)
                                                       --------       -----------    ----------       ------------
  Net decrease .......................................   (1,112)      $   (20,354)       (1,701)      $    (27,495)
                                                       ========       ===========    ==========       ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                                FROM INVESTMENT OPERATIONS                DISTRIBUTIONS
                          --------------------------------------  ---------------------------
                                           Net
              Net Asset       Net      Realized and      Total
  Period        Value,    Investment    Unrealized       from        Net
   Ended      Beginning     Income    Gain (Loss) on  Investment  Investment        Total      Redemption
December 31,  of Period    (Loss)(a)   Investments    Operations    Income      Distributions    Fees(a)
------------  ---------   ----------  -------------   ----------  ----------    -------------  ----------
CLASS AAA
  2007(d)      $18.22      $ 0.03       $ 1.98          $ 2.01         --              --       $0.00(e)
  2006          15.91       (0.08)        2.39            2.31     $(0.00)(e)      $(0.00)(e)    0.00(e)
  2005          13.84        0.01         2.08            2.09      (0.02)          (0.02)       0.00(e)
  2004          12.18        0.03         1.68            1.71      (0.05)          (0.05)       0.00(e)
  2003           8.87        0.00(e)      3.29            3.29      (0.01)          (0.01)       0.03
  2002          10.02        0.00(e)     (1.15)          (1.15)        --              --          --
CLASS A
  2007(d)      $18.17      $ 0.02       $ 1.98          $ 2.00         --              --       $0.00(e)
  2006          15.87       (0.08)        2.39            2.31     $(0.01)         $(0.01)       0.00(e)
  2005          13.81        0.01         2.09            2.10      (0.04)          (0.04)       0.00(e)
  2004          12.16        0.03         1.67            1.70      (0.05)          (0.05)       0.00(e)
  2003           8.86        0.00(e)      3.28            3.28      (0.01)          (0.01)       0.03
  2002           9.99        0.00(e)     (1.13)          (1.13)        --              --          --
CLASS B
  2007(d)      $17.61      $(0.08)      $ 1.94          $ 1.86         --              --       $0.00(e)
  2006          15.49       (0.19)        2.31            2.12         --              --        0.00(e)
  2005          13.56       (0.08)        2.01            1.93         --              --        0.00(e)
  2004          12.00       (0.07)        1.66            1.59     $(0.03)         $(0.03)       0.00(e)
  2003           8.80       (0.07)        3.24            3.17         --              --        0.03
  2002          10.00       (0.07)       (1.13)          (1.20)        --              --          --
CLASS C
  2007(d)      $18.45      $(0.04)      $ 1.99          $ 1.95         --              --       $0.00(e)
  2006          16.22       (0.21)        2.44            2.23         --              --        0.00(e)
  2005          14.17       (0.10)        2.15            2.05         --              --        0.00(e)
  2004          12.39        0.07         1.71            1.78         --              --        0.00(e)
  2003           9.00       (0.07)        3.43            3.36         --              --        0.03
  2002          10.11       (0.07)       (1.04)          (1.11)        --              --          --

                                                            RATIOS TO AVERAGE
                                                      NET ASSETS/SUPPLEMENTAL DATA
                                   ------------------------------------------------------------------

              Net Asset            Net Assets     Net        Operating        Operating
  Period        Value,               End of    Investment    Expenses          Expenses         Portfolio
   Ended        End of    Total      Period      Income       Before            Net of           Turnover
December 31,    Period   Return+   (in 000's)    (Loss)    Reimbursement  Reimbursement(b)(c)     Rate
------------   --------  -------   ----------   ---------  -------------  -------------------    --------
CLASS AAA
  2007(d)       $20.23     11.0%    $24,088       0.33%      2.03%(f)(g)       2.03%(f)            15%
  2006           18.22     14.5      23,426      (0.44)      2.02(g)           2.02(h)             15
  2005           15.91     15.1      21,425       0.10       2.04              1.85(h)             26
  2004           13.84     14.0      21,033       0.25       2.00              1.50                35
  2003           12.18     37.4      19,305       0.04       1.83              1.52                13
  2002            8.87    (11.5)     15,000      (0.05)      2.39              1.59                 0
CLASS A
  2007(d)       $20.17     11.0%    $   183       0.24%      2.03%(f)(g)       2.03%(f)            15%
  2006           18.17     14.5         220      (0.45)      2.02(g)           2.02(h)             15
  2005           15.87     15.2         244       0.05       2.06              1.87(h)             26
  2004           13.81     14.0         106       0.26       2.00              1.50                35
  2003           12.16     37.4          67       0.04       1.83              1.52                13
  2002            8.86    (11.3)         36      (0.05)      2.39              1.59                 0
CLASS B
  2007(d)       $19.47     10.6%    $     6      (0.92)%     2.78%(f)(g)       2.78%(f)            15%
  2006           17.61     13.7          25      (1.14)      2.77(g)           2.77(h)             15
  2005           15.49     14.2          48      (0.60)      2.79              2.58(h)             26
  2004           13.56     13.2          52      (0.53)      2.75              2.25                35
  2003           12.00     36.4          12      (0.71)      2.58              2.27                13
  2002            8.80    (12.0)         9       (0.80)      3.14              2.34                 0
CLASS C
  2007(d)       $20.40     10.6%    $     5      (0.41)%     2.78%(f)(g)       2.78%(f)            15%
  2006           18.45     13.8           4      (1.20)      2.77(g)           2.77(h)             15
  2005           16.22     14.5           4      (0.66)      2.79              2.68(h)             26
  2004           14.17     14.4         0.1       0.58       2.75              2.25                35
  2003           12.39     37.7         0.1      (0.71)      2.58              2.27                13
  2002            9.00    (11.0)        0.1      (0.80)      3.14              2.34                 0

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2004, 2003, and 2002. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 2.25% and 2.25% for Class AAA, Class A, Class B, and Class C, respectively for each year.
(c) The Fund incurred interest expense during the six months ended June 30, 2007 and the fiscal years ended December 31, 2006 and 2005. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 1.84% (Class AAA), 2.00%, 2.00%, and 1.86% (Class A), 2.75%, 2.75%, and 2.57% (Class B), and 2.75%, 2.75% and
    2.68% (Class C), respectively.
(d) For the period ended June 30, 2007, unaudited.
(e) Amount represents less than $0.005 per share.
(f) Annualized.
(g) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $5,638 during the six months ended June 30, 2007 and $14,200 during 2006, representing previously reimbursed expenses from the Adviser. During the six months ended June 30, 2007 and the fiscal year ended December 31, 2006, had such payment not been made, the expense ratio would have been 1.98% and 1.95% (Class AAA), 1.98% and 1.95% (Class A), 2.73% and 2.70%
    (Class B), and 2.73% and 2.70% (Class C), respectively.
(h) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended December 31, 2005 would have been 1.84%, 1.87%, 2.58%, and 2.68% for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal year ended December 31, 2006, the effect of the custodian fee credits was minimal.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           John D. Gabelli
CHAIRMAN AND CHIEF                              SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                               GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                  Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                         MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                       LAWRENCE HOSPITAL

Anthony J. Colavita                             Anthonie C. van Ekris
ATTORNEY-AT-LAW                                 CHAIRMAN
ANTHONY J. COLAVITA, P.C.                       BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                               Salvatore J. Zizza
FORMER CHAIRMAN AND                             CHAIRMAN
CHIEF EXECUTIVE OFFICER                         ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q207SR



                                                        GAMCO




                                                  THE
                                                  GAMCO
                                                  GLOBAL
                                                  OPPORTUNITY
                                                  FUND



                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2007





TO OUR SHAREHOLDERS,
      During the second quarter of 2007, The GAMCO Global Telecommunications Fund (the "Fund") rose 9.0%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Telecommunication Services Index was up 10.3% and the MSCI AC World Free Index advanced 7.4%. For the six month period ended June 30, 2007, the Fund was up 14.1% versus gains of 14.7% and 10.2% for the MSCI AC World Telecommunication Services Index and the MSCI AC World Free Index, respectively.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2007 (A)
                                  ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (11/1/93)
---------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL TELECOMMUNICATIONS FUND
    CLASS AAA ..............................  8.97%     14.07%     40.01%    21.96%    22.47%     11.96%    11.72%
  MSCI AC World Telecommunication
    Services Index* ........................ 10.30      14.70      43.70        --        --        --         --
  MSCI AC World Free Index .................  7.42      10.19      25.83     18.57     15.44       7.64      9.46
  Class A ..................................  9.03      14.13      40.14     21.97     22.48      11.97     11.73
                                              2.76(b)    7.57(b)   32.08(b)  19.58(b)  21.04(b)   11.31(b)  11.24(b)
  Class B ..................................  8.74      13.61      38.99     21.04     21.54      11.38     11.29
                                              3.74(c)    8.61(c)   33.99(c)  20.35(c)  21.36(c)   11.38     11.29
  Class C ..................................  8.71      13.56      38.94     21.02     21.54      11.37     11.28
                                              7.71(d)   12.56(d)   37.94(d)  21.02     21.54      11.37     11.28

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.56%, 1.56%, 2.31%, AND 2.31%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c)  PERFORMANCE  RESULTS  INCLUDE THE  DEFERRED  SALES  CHARGES FOR THE CLASS B
     SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
   * NOT USED AS A BENCHMARK INDEX PRIOR TO JUNE 30, 2006.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2007 through June 30, 2007
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                   Beginning         Ending      Annualized   Expenses
                 Account Value   Account Value     Expense  Paid During
                   01/01/07         06/30/07        Ratio      Period*
--------------------------------------------------------------------------------
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,140.70         1.49%      $ 7.95
Class A            $1,000.00      $1,141.30         1.49%      $ 7.95
Class B            $1,000.00      $1,136.10         2.24%      $11.93
Class C            $1,000.00      $1,135.60         2.24%      $11.93

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,017.50         1.49%      $ 7.49
Class A            $1,000.00      $1,017.50         1.49%      $ 7.49
Class B            $1,000.00      $1,013.76         2.24%      $11.25
Class C            $1,000.00      $1,013.76         2.24%      $11.25

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2007:

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND:

Diversified Telecommunications Services .......  39.2%
Wireless Telecommunications Services ..........  33.8%
Other .........................................  18.9%
U.S. Government Obligations ...................   8.9%
Other Assets and Liabilities (Net) ............  (0.8)%
                                                -------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS -- 91.7%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 39.2%
              ASIA/PACIFIC -- 3.3%
      20,000  Asia Satellite
                Telecommunications
                Holdings Ltd., ADR ............. $    431,039    $    406,500
     170,000  First Pacific Co. Ltd. ...........       92,079         122,839
      20,000  First Pacific Co. Ltd., ADR ......       30,145          72,270
          10  Korea Thrunet Co. Ltd.+ (a) ......        5,250               0
      10,000  KT Corp., ADR ....................      183,666         234,600
       2,000  Pakistan Telecommunications
                Co. Ltd., GDR (b) ..............      155,765         188,523
     100,000  PCCW Ltd. ........................       81,405          61,515
      72,000  Philippine Long Distance
                Telephone Co., ADR .............    1,383,105       4,118,400
      18,360  PT Telekomunikasi
                Indonesia, ADR .................      165,504         791,316
     874,000  Singapore
                Telecommunications Ltd. ........      701,513       1,941,271
      25,000  Telecom Corp. of New
                Zealand Ltd., ADR ..............      515,375         698,000
     350,000  Telekom Malaysia Berhad ..........    1,547,135       1,044,171
       8,000  Telkom SA Ltd. ...................      193,801         201,938
       2,400  Telstra Corp. Ltd., ADR ..........       47,304          46,730
       8,075  Thai Telephone & Telecom,
                GDR+ (b)(c) ....................      100,542             727
   1,000,000  True Corp. Public Co. Ltd.+ ......      687,194         228,096
                                                 ------------    ------------
                                                    6,320,822      10,156,896
                                                 ------------    ------------
              EUROPE -- 16.4%
      39,000  BT Group plc, ADR ................    1,474,439       2,596,620
     300,000  Cable & Wireless plc .............      544,359       1,171,734
       8,960  Colt Telecom Group SA+ ...........       39,631          26,449
     370,000  Deutsche Telekom AG, ADR .........    4,629,240       6,811,700
     175,000  Elisa Oyj, Cl. A .................    2,162,268       4,789,199
      38,000  France Telecom SA, ADR ...........    1,021,948       1,044,240
      17,500  Golden Telecom Inc. ..............      183,065         962,675
       5,507  Hellenic Telecommunications
                Organization SA ................       86,065         170,685
      36,000  Hellenic Telecommunications
                Organization SA, ADR ...........      218,770         559,800
      18,000  Hungarian Telephone &
                Cable Corp.+ ...................      139,278         360,180
         500  Magyar Telekom
                Telecommunications
                plc, ADR .......................        9,650          13,930
      42,000  Maroc Telecom ....................      660,247         654,287
      15,000  Metromedia International
                Group Inc.+ ....................       59,576          19,950
      65,000  Neuf Cegetel+ ....................    1,906,725       2,554,781
      20,000  Portugal Telecom SGPS SA .........      235,355         276,917
      68,000  Portugal Telecom SGPS
                SA, ADR ........................      277,645         944,520

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
      10,000  Rostelecom, ADR .................. $     79,578    $    570,000
      57,000  Royal KPN NV, ADR ................      472,195         946,770
      90,000  Sistema JSFC, GDR (b) ............    1,714,268       2,556,000
      98,000  Swisscom AG, ADR .................    2,548,286       3,341,800
   2,120,000  Telecom Italia SpA ...............    4,155,401       5,824,728
      27,000  Telecom Italia SpA, ADR ..........      621,934         741,420
     100,000  Telefonica SA, ADR ...............    2,634,654       6,676,000
       6,361  Telefonica SA, BDR ...............      108,406         140,146
     101,000  Telekom Austria AG ...............    1,753,734       2,528,930
      15,000  Telenor ASA+ .....................      278,729         294,432
     650,000  TeliaSonera AB ...................    2,791,663       4,799,538
                                                 ------------    ------------
                                                   30,807,109      51,377,431
                                                 ------------    ------------
              JAPAN -- 0.5%
         237  Nippon Telegraph &
                Telephone Corp. ................    1,207,105       1,052,905
      22,000  Nippon Telegraph &
                Telephone Corp., ADR ...........      622,716         487,740
                                                 ------------    ------------
                                                    1,829,821       1,540,645
                                                 ------------    ------------
              LATIN AMERICA -- 4.3%
      33,250  Atlantic Tele-Network Inc. .......      112,178         952,280
      12,000  Brasil Telecom Participacoes
                SA, ADR ........................      595,898         725,520
          44  Brasil Telecom SA, Preference               474             319
  17,415,054  Cable & Wireless
                Jamaica Ltd.+ ..................      406,745         226,021
     148,000  Compania de
                Telecomunicaciones de
                Chile SA, ADR ..................    2,049,285       1,407,480
      25,693  Tele Norte Leste
                Participacoes SA, ADR ..........      357,296         487,396
     205,000  Telecom Argentina SA, ADR+ .......      751,529       5,108,600
      55,000  Telefonica de Argentina
                SA, ADR ........................      348,883       1,070,300
      87,000  Telefonos de Mexico SAB de
                CV, Cl. L, ADR .................      643,919       3,296,430
       3,355  Telemar Norte Leste SA,
                Preference, Cl. A ..............      148,531          92,702
                                                 ------------    ------------
                                                    5,414,738      13,367,048
                                                 ------------    ------------
              NORTH AMERICA -- 14.7%
     165,000  AT&T Inc. ........................    4,777,613       6,847,500
     220,000  BCE Inc. .........................    6,264,669       8,313,800
      47,836  Bell Aliant Regional
                Communications Income
                Fund ...........................      882,832       1,407,800
      39,371  Bell Aliant Regional
                Communications Income
                Fund+ (a)(b)(c) ................      726,607       1,158,689
      13,000  CenturyTel Inc. ..................      396,150         637,650
     500,000  Cincinnati Bell Inc.+ ............    3,124,004       2,890,000
      65,000  Citizens Communications Co. ......      857,408         992,550
      10,000  Covad Communications
                Group Inc.+ ....................       15,401           9,000

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
              NORTH AMERICA (CONTINUED)
      90,060  D&E Communications Inc. .......... $  1,210,418    $  1,651,700
      10,000  E.Spire Communications Inc.+ .....       50,000               9
       3,230  EarthLink Inc.+ ..................       45,250          24,128
      20,000  Embarq Corp. .....................      492,315       1,267,400
      55,000  FairPoint Communications,
                Inc. ...........................    1,135,892         976,250
      80,000  General Communication
                Inc., Cl. A+ ...................      376,995       1,024,800
      10,000  Manitoba Telecom
                Services Inc. ..................      371,015         440,178
      22,422  McLeodUSA Inc., Cl. A+ ...........       78,431             110
     130,000  McLeodUSA Inc., Cl. A,
                Escrow+ (a) ....................            0               0
       3,000  New Ulm Telecom Inc. .............       39,216          39,390
       1,000  North Pittsburgh
                Systems Inc. ...................       19,772          21,250
      20,000  NorthPoint Communications
                Group Inc.+ ....................       11,250              36
     120,000  Price Communications Corp. .......    1,858,269       2,667,600
     285,000  Qwest Communications
                International Inc.+ ............      996,478       2,764,500
      11,000  Shenandoah
                Telecommunications Co. .........      138,825         559,130
      45,000  TELUS Corp. ......................      873,965       2,693,875
      33,057  TELUS Corp., Non-Voting ..........      827,048       1,947,268
       8,943  TELUS Corp., Non-Voting,
                ADR ............................      396,587         527,542
     120,000  Time Warner Telecom Inc.,
                Cl. A+ .........................    2,273,301       2,412,000
     100,000  Verizon Communications Inc. ......    3,737,255       4,117,000
      43,000  Windstream Corp. .................      305,536         634,680
                                                 ------------    ------------
                                                   32,282,502      46,025,835
                                                 ------------    ------------
              TOTAL DIVERSIFIED
                TELECOMMUNICATIONS
                SERVICES .......................   76,654,992     122,467,855
                                                 ------------    ------------
              WIRELESS TELECOMMUNICATIONS SERVICES -- 33.6%
              ASIA/PACIFIC -- 2.7%
      80,000  China Mobile Ltd., ADR ...........    1,165,904       4,312,000
      75,000  China Unicom Ltd., ADR ...........      628,819       1,292,250
         666  Hutchison
                Telecommunications
                International Ltd. .............          519             859
       8,000  PT Indosat Tbk, ADR ..............       78,652         290,000
      90,000  SK Telecom Co. Ltd., ADR .........    1,068,189       2,461,500
                                                 ------------    ------------
                                                    2,942,083       8,356,609
                                                 ------------    ------------
              EUROPE -- 6.3%
      56,000  Bouygues SA ......................    1,573,032       4,713,595
      20,000  Millicom International
                Cellular SA+ ...................    1,498,087       1,832,800
         800  Mobile TeleSystems
                OJSC, ADR ......................       29,612          48,456

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
      10,000  Orascom Telecom Holding
                SAE, GDR ....................... $    653,276    $    649,000
      60,000  Vimpel-Communications,
                ADR ............................      639,115       6,321,600
     100,000  Vivendi ..........................    2,087,247       4,318,874
      54,100  Vodafone Group plc, ADR ..........    1,419,746       1,819,383
                                                 ------------    ------------
                                                    7,900,115      19,703,708
                                                 ------------    ------------
              JAPAN -- 2.6%
         600  KDDI Corp. .......................    3,016,473       4,449,137
       2,400  NTT DoCoMo Inc. ..................    5,827,909       3,801,015
                                                 ------------    ------------
                                                    8,844,382       8,250,152
                                                 ------------    ------------
              LATIN AMERICA -- 4.5%
     208,000  America Movil SAB de
                CV, Cl. L, ADR .................    1,103,854      12,881,440
      17,500  Grupo Iusacell SA de CV+ .........       29,040         257,555
         460  Tele Norte Celular
                Participacoes SA, ADR+ .........        7,079           5,032
       1,150  Telemig Celular
                Participacoes SA, ADR ..........       30,497          57,891
      14,900  Tim Participacoes SA, ADR ........      438,054         513,603
       3,020  Vivo Participacoes SA+ ...........        6,747          24,079
      23,976  Vivo Participacoes SA, ADR .......      316,130         120,120
      13,024  Vivo Participacoes SA,
                Preference .....................      159,589          64,749
                                                 ------------    ------------
                                                    2,090,990      13,924,469
                                                 ------------    ------------
              NORTH AMERICA -- 17.5%
     150,000  Alltel Corp. .....................    8,440,679      10,132,500
      35,000  Centennial Communications
                Corp.+ .........................      182,988         332,150
      25,000  Clearwire Corp., Cl. A+ ..........      559,253         610,750
      40,000  Dobson Communications
                Corp., Cl. A+ ..................      129,100         444,400
      11,000  MetroPCS Communications
                Inc.+ ..........................      264,614         363,440
      50,000  Nextwave Wireless Inc.+ ..........      586,479         417,500
     300,000  Rogers Communications
                Inc., Cl. B ....................    1,563,179      12,747,000
      42,000  Rural Cellular Corp., Cl. A+ .....      410,550       1,840,020
     440,000  Sprint Nextel Corp. ..............    5,808,751       9,112,400
       1,000  SunCom Wireless Holdings
                Inc., Cl. A+ ...................       27,348          18,500
      68,000  Telephone & Data
                Systems Inc. ...................    1,472,304       4,254,760
      60,000  Telephone & Data
                Systems Inc., Special ..........    1,278,136       3,453,000
     120,000  United States Cellular Corp.+ ....    5,744,690      10,872,000
                                                 ------------    ------------
                                                   26,468,071      54,598,420
                                                 ------------    ------------
              TOTAL WIRELESS
                TELECOMMUNICATIONS
                SERVICES .......................   48,245,641     104,833,358
                                                 ------------    ------------

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              OTHER -- 18.9%
              ASIA/PACIFIC -- 0.2%
      38,000  ABC Communications
                Holdings Ltd. .................. $     19,234    $      3,645
      19,065  Austar United
                Communications Ltd.+ ...........       38,877          26,831
     100,000  Champion Technology
                Holdings Ltd. ..................       87,982          22,381
      10,000  China Education Ltd.+ ............        9,532           3,984
      70,000  CP Pokphand Co. Ltd., ADR+ .......       58,725          80,584
      26,000  Himachal Futuristic
                Communications Ltd.,
                GDR+ (a)(b) ....................      141,200          58,877
      50,000  Hutchison Whampoa Ltd. ...........      487,170         496,534
     300,000  Time Engineering Berhad+ .........      316,448          61,260
                                                 ------------    ------------
                                                    1,159,168         754,096
                                                 ------------    ------------
              EUROPE -- 1.7%
      10,000  Alcatel-Lucent, ADR ..............      162,822         140,000
       1,500  British Sky Broadcasting
                Group plc, ADR .................       36,400          77,370
       3,600  Carlisle Group Ltd.+ .............        5,790           9,651
       3,000  E.ON AG ..........................      126,255         504,663
      59,500  G4S plc ..........................            0         252,706
      98,000  GN Store Nord A/S+ ...............      533,809       1,158,519
       3,200  L. M. Ericsson Telephone
                Co., Cl. B, ADR ................       40,907         127,648
      28,000  Nokia Corp., ADR .................       67,091         787,080
      15,428  Seat Pagine Gialle SpA ...........       30,784           9,282
         750  Siemens AG, ADR ..................       23,625         107,295
       5,852  Telecom Italia Media SpA+ ........        4,669           2,150
      25,000  Telegraaf Media Groep NV .........      541,844         879,745
       7,000  ThyssenKrupp AG ..................      128,725         418,096
      15,000  TNT NV, ADR ......................      198,277         677,232
       1,000  Via Net.Works Inc.+ ..............        2,625               5
                                                 ------------    ------------
                                                    1,903,623       5,151,442
                                                 ------------    ------------
              JAPAN -- 0.3%
      75,000  The Furukawa Electric
                Co. Ltd. .......................      381,079         414,822
      20,000  Tokyo Broadcasting
                System Inc. ....................      657,598         612,386
                                                 ------------    ------------
                                                    1,038,677       1,027,208
                                                 ------------    ------------
              LATIN AMERICA -- 0.0%
       9,000  BB Holdings Ltd.+ ................       36,940          46,575
       1,400  Claxson Interactive Group
                Inc.+ ..........................        2,240          16,100
      25,693  Contax Participacoes SA,
                ADR ............................       11,050          31,615
         562  OneSource Services Inc.+ .........        5,515           7,251
                                                 ------------    ------------
                                                       55,745         101,541
                                                 ------------    ------------

                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              NORTH AMERICA -- 16.7%
      80,000  Adelphia Communications
                Corp., Cl. A+ .................. $     74,756    $      1,600
      80,000  Adelphia Communications
                Corp., Cl. A Escrow+ ...........            0               0
      80,000  Adelphia Recovery Trust+ .........            0               0
      17,000  Alliance Data Systems Corp.+ .....    1,331,446       1,313,760
       2,000  America Online Latin
                America Inc., Cl. A+ (a) .......          840               4
       2,000  Amphenol Corp., Cl. A ............        8,184          71,300
       3,000  Andrew Corp.+ ....................        8,535          43,320
      10,000  aQuantive Inc.+ ..................      636,795         638,000
      10,000  Avaya Inc.+ ......................      166,683         168,400
     130,000  Cablevision Systems
                Corp., Cl. A+ ..................    3,071,729       4,704,700
      42,000  California Micro
                Devices Corp.+ .................      245,297         170,100
      23,566  CanWest Global
                Communications Corp.+ ..........      322,321         219,635
      35,434  CanWest Global
                Communications
                Corp., Cl. A+ ..................      407,389         310,017
     300,000  Charter Communications
                Inc., Cl. A+ ...................    1,161,344       1,215,000
     210,000  Clear Channel
                Communications Inc. ............    8,060,700       7,942,200
      10,000  Cogeco Inc. ......................      195,069         373,715
     100,000  Comcast Corp., Cl. A,
                Special+ .......................    2,086,440       2,796,000
      25,000  Communications
                Systems Inc. ...................      237,711         277,750
       4,000  Convergys Corp.+ .................       53,716          96,960
      28,000  Covansys Corp.+ ..................      942,508         950,040
      42,000  Discovery Holding Co.,
                Cl. A+ .........................      270,887         965,580
      90,000  EchoStar Communications
                Corp., Cl. A+ ..................    1,831,302       3,903,300
       6,000  Fisher Communications
                Inc.+ ..........................      270,822         304,740
     395,000  Gemstar-TV Guide
                International Inc.+ ............    1,763,796       1,943,400
       1,000  Geoworks Corp.+ ..................        1,375              31
       1,000  Google Inc., Cl. A+ ..............      346,423         523,380
       4,250  Idearc Inc. ......................      130,063         150,153
      45,000  IDT Corp. ........................      424,047         452,250
      40,000  IDT Corp., Cl. B .................      309,786         412,800
       1,600  JDS Uniphase Corp.+ ..............       30,931          21,488
       1,000  L-3 Communications
                Holdings Inc. ..................       11,000          97,390
      60,732  Liberty Global Inc., Cl. A+ ......    1,330,262       2,492,441
      50,000  Liberty Global Inc., Cl. C+ ......    1,219,998       1,965,000
      24,000  Liberty Media Corp. -
                Capital, Cl. A+ ................    1,095,117       2,824,320

                See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
      SHARES                                         COST           VALUE
      ------                                         ----          -------
              COMMON STOCKS (CONTINUED)
              OTHER (CONTINUED)
              NORTH AMERICA (CONTINUED)
      70,000  Liberty Media Corp. -
                Interactive, Cl. A+ ............ $    634,221    $  1,563,100
       1,000  Lockheed Martin Corp. ............       22,787          94,130
      20,000  LSI Corp.+ .......................      150,104         150,200
      20,000  Mediacom Communications
                Corp., Cl. A+ ..................      177,215         193,800
      55,000  Motorola Inc. ....................      454,388         973,500
       8,000  News Corp., Cl. A ................      116,400         169,680
       2,000  News Corp., Cl. B ................       21,050          45,880
      63,000  Nortel Networks Corp.+ ...........    1,838,467       1,515,150
       2,524  Orbital Sciences Corp.+ ..........       16,208          53,029
       4,000  R. H. Donnelley Corp.+ ...........       53,608         303,120
      10,000  SCANA Corp. ......................      264,594         382,900
       5,000  SJW Corp. ........................       78,585         166,500
     105,000  The DIRECTV Group Inc.+ ..........    2,165,652       2,426,550
      20,000  Time Warner Cable Inc.,
                Cl. A+ .........................      770,906         783,400
     189,000  Time Warner Inc. .................    3,285,561       3,976,560
       2,000  TiVo Inc.+ .......................       11,105          11,580
       1,000  Vishay Intertechnology Inc.+ .....       22,908          15,820
          47  Xanadoo Co.+ .....................       23,394          12,549
      68,000  Yahoo! Inc.+ .....................    2,152,349       1,844,840
                                                 ------------    ------------
                                                   40,306,774      52,031,062
                                                 ------------    ------------
              TOTAL OTHER ......................   44,463,987      59,065,349
                                                 ------------    ------------
              TOTAL COMMON STOCKS ..............  169,364,620     286,366,562
                                                 ------------    ------------
              RIGHTS -- 0.0%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
              ASIA/PACIFIC -- 0.0%
     315,789  True Corp. plc,
                expire 04/03/08+ (a) ...........            0           7,903
                                                 ------------    ------------
              WARRANTS -- 0.2%
              WIRELESS TELECOMMUNICATIONS SERVICES -- 0.2%
              ASIA/PACIFIC -- 0.2%
      35,000  Bharti Airtel Ltd.,
                expire 12/15/16+ (b) ...........      715,209         690,014
                                                 ------------    ------------
              OTHER -- 0.0%
              ASIA/PACIFIC -- 0.0%
      22,741  Champion Technology
                Holdings Ltd.,
                expire 03/08/08+ ...............            0           1,425
                                                 ------------    ------------
              EUROPE -- 0.0%
       1,473  Alcatel-Lucent,
                expire 12/10/07+ ...............        2,445             251
                                                 ------------    ------------
              TOTAL OTHER ......................        2,445           1,676
                                                 ------------    ------------
              TOTAL WARRANTS ...................      717,654         691,690
                                                 ------------    ------------

  PRINCIPAL                                                         MARKET
   AMOUNT                                             COST           VALUE
   ------                                             ----          -------
              U.S. GOVERNMENT OBLIGATIONS -- 8.9%
 $27,763,000  U.S. Treasury Bills,
                4.351% to 5.126%++,
                07/12/07 to 09/27/07 ........... $ 27,628,200    $ 27,626,441
                                                 ------------    ------------
              TOTAL
                INVESTMENTS -- 100.8% .......... $197,710,474     314,692,596
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.8)% .....   (2,353,922)
                                                                 ------------
              NET ASSETS -- 100.0% ............................. $312,338,674
                                                                 ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $1,225,473 or 0.39% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of Rule 144A securities amounted to $4,652,830 or 1.49% of total net assets. Except as noted in (c), these securities are liquid.
 (c) At June 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,159,416 or 0.37% of total net assets, which were valued under methods approved by the Board, as follows:

                                                                        06/30/07
ACQUISITION                                                             CARRYING
  SHARES/                                ACQUISITION    ACQUISITION      VALUE
   UNITS   ISSUER                           DATE           COST         PER UNIT
 --------  ------                        -----------    -----------     --------
 39,371    Bell Aliant Regional
             Communications
             Income Fund ...............  12/29/06       $726,607       $29.4300
  8,075    Thai Telephone &
             Telecom, GDR ..............  03/31/94        100,542         0.0900

 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 BDR  Brazilian Depository Receipt
 GDR  Global Depository Receipt
 OJSC Open Joint Stock Company


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------     -------
North America .........................  57.3%   $180,281,758
Europe ................................  24.0      75,583,832
Latin America .........................   8.7      27,393,058
Asia/Pacific ..........................   6.6      20,615,943
Japan .................................   3.4      10,818,005
                                        ------   ------------
                                        100.0%   $314,692,596
                                        ======   ============

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
================================================================================

ASSETS:
  Investments at value (cost $197,710,474) ......   $ 314,692,596
  Cash ..........................................          13,414
  Receivable for Fund shares sold ...............         899,514
  Receivable for investments sold ...............         144,134
  Dividends and interest receivable .............         536,180
  Prepaid expense ...............................           4,187
                                                    -------------
  TOTAL ASSETS ..................................     316,290,025
                                                    -------------
LIABILITIES:
  Payable for Fund shares redeemed ..............         255,624
  Payable for investments purchased .............       3,255,305
  Payable for investment advisory fees ..........         261,929
  Payable for distribution fees .................          68,060
  Payable for accounting fees ...................           3,872
  Payable for Directors' fees ...................              62
  Other accrued expenses ........................         106,499
                                                    -------------
  TOTAL LIABILITIES .............................       3,951,351
                                                    -------------
  NET ASSETS applicable to 12,199,433
    shares outstanding ..........................   $ 312,338,674
                                                    =============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value   $ 235,440,831
  Accumulated net investment income .............       1,925,449
  Accumulated net realized loss on investments
    and foreign currency transactions ...........     (42,015,904)
  Net unrealized appreciation on investments ....     116,982,122
  Net unrealized appreciation on foreign
    currency translations .......................           6,176
                                                    -------------
  NET ASSETS ....................................   $ 312,338,674
                                                    =============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share  ($304,768,971 / 11,898,060 shares
    outstanding; 75,000,000 shares authorized) ..          $25.62
                                                           ======
  CLASS A:
  Net Asset Value and redemption price per share
     ($3,476,296 / 135,801 shares outstanding;
    50,000,000 shares authorized ) ..............          $25.60
                                                           ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the  offering price ) ....................          $27.16
                                                           ======
  CLASS B:
  Net Asset Value and offering price per share
    ($292,108 / 11,743 shares outstanding;
    25,000,000 shares authorized) ...............          $24.88(a)
                                                           ======
  CLASS C:
  Net Asset Value and offering price per share
    ($3,801,299 / 153,829 shares outstanding;
    25,000,000 shares authorized) ...............          $24.71(a)
                                                           ======

(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $473,615) ..   $  3,598,615
  Interest ......................................        516,752
                                                    ------------
  TOTAL INVESTMENT INCOME .......................      4,115,367
                                                    ------------
EXPENSES:
  Investment advisory fees ......................      1,296,202
  Distribution fees - Class AAA .................        318,939
  Distribution fees - Class A ...................          2,461
  Distribution fees - Class B ...................          1,487
  Distribution fees - Class C ...................          9,111
  Shareholder services fees .....................        115,414
  Shareholder communications expenses ...........         69,806
  Custodian fees ................................         31,558
  Legal and audit fees ..........................         25,726
  Accounting fees ...............................         22,621
  Registration expenses .........................         20,369
  Directors' fees ...............................         12,180
  Interest expense ..............................             90
  Miscellaneous expenses ........................         13,487
                                                    ------------
  TOTAL EXPENSES ................................      1,939,451
  Less: Custodian fee credits ...................         (3,200)
                                                    ------------
  NET EXPENSES ..................................      1,936,251
                                                    ------------
  NET INVESTMENT INCOME .........................      2,179,116
                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ..............      3,107,812
  Net realized loss on foreign
    currency transactions .......................        (22,088)
                                                    ------------
  Net realized gain on investments and
    foreign currency transactions ...............      3,085,724
                                                    ------------
  Net change in unrealized appreciation/
    depreciation on investments .................     28,378,757
  Net change in unrealized appreciation/
    depreciation on foreign currency translations          3,162
                                                    ------------
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations .......................     28,381,919
                                                    ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ............     31,467,643
                                                    ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .............................   $ 33,646,759
                                                    ============

                 See accompanying notes to financial statements.

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30, 2007      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 2006
                                                                          -------------  -----------------
OPERATIONS:
  Net investment income ...............................................   $   2,179,116    $   1,213,397
  Net realized gain on investments and foreign currency transactions ..       3,085,724       16,183,622
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations .................................      28,381,919       33,122,636
                                                                          -------------    -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................      33,646,759       50,519,655
                                                                          -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA .........................................................              --       (1,296,097)
    Class A ...........................................................              --           (7,802)
    Class C ...........................................................              --             (692)
                                                                          -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................              --       (1,304,591)
                                                                          -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA .........................................................      57,181,494      (20,313,616)
    Class A ...........................................................       2,065,471          237,838
    Class B ...........................................................         (37,810)        (210,652)
    Class C ...........................................................       3,231,960           94,168
                                                                          -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      62,441,115      (20,192,262)
                                                                          -------------    -------------
  REDEMPTION FEES .....................................................           2,656              589
                                                                          -------------    -------------
  NET INCREASE IN NET ASSETS ..........................................      96,090,530       29,023,391
NET ASSETS:
  Beginning of period .................................................     216,248,144      187,224,753
                                                                          -------------    -------------
  End of period (including undistributed net investment income of
    $1,925,449 and $0, respectively) ..................................   $ 312,338,674    $ 216,248,144
                                                                          =============    =============

                 See accompanying notes to financial statements.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The GAMCO Global Telecommunications Fund (the "Fund"), formerly, The Gabelli Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the "Corporation"), formerly, Gabelli Global Series Funds, Inc., was organized on July 16, 1993 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of four separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial  Accounting Standards Board (the "FASB") issued
Statement  of  Financial   Accounting   Standards   ("SFAS")   157,  Fair  Value
Measurements, which clarifies the definition of fair value and

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, there were no open repurchase agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2006 was $1,304,591 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $38,567,402, which are available to reduce future required distributions of net capital gains to shareholders. $23,342,608 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

The following summarizes the tax cost of investments and related unrealized appreciation/(depreciation) at June 30, 2007:

                                         GROSS          GROSS
                                      UNREALIZED     UNREALIZED   NET UNREALIZED
                          COST       APPRECIATION   DEPRECIATION   APPRECIATION
                          ----       ------------   ------------   -------------
   Investments ....... $204,160,153  $124,088,542   $(13,556,099)  $110,532,443

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

If total net assets of the Corporation are in excess of $100 million, the Corporation pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. If total net assets of the Corporation are below $100 million, the Corporation pays each Independent Director an annual retainer of $1,500 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $56,497,278 and $6,390,120, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2007, the Fund paid brokerage commissions of $39,127 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $8,256 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2007, the Fund paid or accrued $22,621 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000 and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2007, there were no borrowings under the line of credit.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 amounted to $2,656 and $589, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2007                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2006
                                                       --------------------------    -----------------------------
                                                        SHARES          AMOUNT         SHARES           AMOUNT
                                                       --------       -----------    ----------       ------------
                                                               CLASS AAA                         CLASS AAA
                                                      ---------------------------    -----------------------------
Shares sold ......................................... 3,293,205      $ 79,522,420     1,918,009       $ 37,710,107
Shares issued upon reinvestment of distributions ....        --                --        55,184          1,236,136
Shares redeemed .....................................  (940,495)      (22,340,926)   (3,033,740)       (59,259,859)
                                                      ---------      ------------    ----------       ------------
  Net increase (decrease) ........................... 2,352,710      $ 57,181,494    (1,060,547)      $(20,313,616)
                                                      =========      ============    ==========       ============
                                                                CLASS A                          CLASS A
                                                      ---------------------------    -----------------------------
Shares sold .........................................   104,066      $  2,540,572        22,898       $    474,817
Shares issued upon reinvestment of distributions ....        --                --           303              6,781
Shares redeemed .....................................   (20,420)         (475,101)      (13,041)          (243,760)
                                                      ---------      ------------    ----------       ------------
  Net increase ......................................    83,646      $  2,065,471        10,160       $    237,838
                                                      =========      ============    ==========       ============
                                                                CLASS B                          CLASS B
                                                      ---------------------------    -----------------------------
Shares redeemed .....................................    (1,565)     $    (37,810)      (11,513)      $   (210,652)
                                                      ---------      ------------    ----------       ------------
  Net decrease ......................................    (1,565)     $    (37,810)      (11,513)      $   (210,652)
                                                      =========      ============    ==========       ============
                                                                CLASS C                          CLASS C
                                                      ---------------------------    -----------------------------
Shares sold .........................................   140,940      $  3,308,666         8,244       $    162,900
Shares issued upon reinvestment of distributions ....        --                --            32                691
Shares redeemed .....................................    (3,223)          (76,706)       (3,583)           (69,423)
                                                      ---------      ------------    ----------       ------------
  Net increase ......................................   137,717      $  3,231,960         4,693       $     94,168
                                                      =========      ============    ==========       ============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS
================================================================================


Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                                FROM INVESTMENT OPERATIONS               DISTRIBUTIONS
                          --------------------------------------  ---------------------------
                                           Net
              Net Asset       Net      Realized and      Total
  Period        Value,    Investment    Unrealized       from        Net
   Ended      Beginning     Income    Gain (Loss) on  Investment  Investment        Total      Redemption
December 31,  of Period    (Loss)(a)   Investments    Operations    Income      Distributions    Fees(a)
------------  ---------   ----------  -------------   ----------  ----------    -------------  ----------
CLASS AAA
  2007(c)      $22.46       $ 0.20       $ 2.96         $ 3.16         --              --       $0.00(d)
  2006          17.53         0.12         4.95           5.07     $(0.14)         $(0.14)       0.00(d)
  2005          17.23         0.16         0.33           0.49      (0.19)          (0.19)       0.00(d)
  2004          14.03         0.07         3.21           3.28      (0.08)          (0.08)       0.00(d)
  2003           9.83        (0.04)        4.24           4.20         --              --        0.00(d)
  2002          13.96        (0.01)       (4.12)         (4.13)        --              --          --
CLASS A
  2007(c)      $22.43       $ 0.21       $ 2.96         $ 3.17         --              --       $0.00(d)
  2006          17.51         0.12         4.95           5.07     $(0.15)         $(0.15)       0.00(d)
  2005          17.22         0.14         0.35           0.49      (0.20)          (0.20)       0.00(d)
  2004          14.03         0.08         3.19           3.27      (0.08)          (0.08)       0.00(d)
  2003           9.83        (0.04)        4.24           4.20         --              --        0.00(d)
  2002          13.95        (0.00)(d)    (4.12)         (4.12)        --              --          --
CLASS B
  2007(c)      $21.90       $ 0.10       $ 2.88         $ 2.98         --              --       $0.00(d)
  2006          17.11        (0.03)        4.82           4.79         --              --        0.00(d)
  2005          16.77         0.01         0.33           0.34         --              --        0.00(d)
  2004          13.69        (0.04)        3.12           3.08         --              --        0.00(d)
  2003           9.67        (0.13)        4.15           4.02         --              --        0.00(d)
  2002          13.83        (0.08)       (4.08)         (4.16)        --              --          --
CLASS C
  2007(c)      $21.76       $ 0.13       $ 2.82         $ 2.95         --              --       $0.00(d)
  2006          17.03         0.00(d)      4.77           4.77     $(0.04)         $(0.04)       0.00(d)
  2005          16.71         0.04         0.29           0.33      (0.01)          (0.01)       0.00(d)
  2004          13.68        (0.06)        3.14           3.08      (0.05)          (0.05)       0.00(d)
  2003           9.66        (0.16)        4.18           4.02         --              --        0.00(d)
  2002          13.82        (0.08)       (4.08)         (4.16)        --              --          --

                                                  RATIOS TO AVERAGE
                                           NET ASSETS/SUPPLEMENTAL DATA
                                  -------------------------------------------------

              Net Asset            Net Assets      Net
  Period        Value,               End of    Investment                Portfolio
   Ended        End of    Total      Period      Income     Operating     Turnover
December 31,    Period   Return+   (in 000's)    (Loss)    Expenses(b)      Rate
------------   --------  -------   ----------   ---------  ------------   --------
CLASS AAA
  2007(c)       $25.62    14.1%     $304,769     1.69%(e)    1.49%(e)         3%
  2006           22.46    28.9       214,436     0.63        1.56             7
  2005           17.53     2.8       185,870     0.92        1.59             4
  2004           17.23    23.4       209,043     0.49        1.62            15
  2003           14.03    42.7       185,719    (0.38)       1.62            11
  2002            9.83   (29.6)      139,455    (0.05)       1.66             8
CLASS A
  2007(c)       $25.60    14.1%     $  3,476     1.70%(e)    1.49%(e)         3%
  2006           22.43    29.0         1,170     0.64        1.56             7
  2005           17.51     2.8           735     0.83        1.59             4
  2004           17.22    23.3           598     0.52        1.62            15
  2003           14.03    42.7           421    (0.38)       1.62            11
  2002            9.83   (29.5)          372    (0.05)       1.66             8
CLASS B
  2007(c)       $24.88    13.6%     $    292     0.87%(e)    2.24%(e)         3%
  2006           21.90    28.0           291    (0.17)       2.31             7
  2005           17.11     2.0           425     0.09        2.33             4
  2004           16.77    22.5           855    (0.25)       2.37            15
  2003           13.69    41.6           817    (1.13)       2.37            11
  2002            9.67   (30.1)          610    (0.80)       2.41             8
CLASS C
  2007(c)       $24.71    13.6%     $  3,802     1.12%(e)    2.24%(e)         3%
  2006           21.76    28.0           351    (0.02)       2.31             7
  2005           17.03     2.0           195     0.26        2.34             4
  2004           16.71    22.5           249    (0.44)       2.37            15
  2003           13.68    41.6            94    (1.13)       2.37            11
  2002            9.66   (30.1)          252    (0.80)       2.41             8

------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund incurred interest expense during the fiscal years ended December 31, 2005, 2004, 2003, and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.58%, 1.61%, 1.61%, and 1.64% (Class AAA), 1.59%, 1.61%, 1.61%, and 1.64% (Class
    A), 2.33%,  2.36%,  2.36%, and 2.39% (Class B), and 2.34%, 2.36%, 2.36%, and
    2.39% (Class C), respectively. For the six months ended June 30, 2007 and the fiscal year ended December 31, 2006, interest expense was minimal.
(c) For the period ended June 30, 2007,  unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           John D. Gabelli
CHAIRMAN AND CHIEF                              SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                               GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                  Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                         MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                       LAWRENCE HOSPITAL

Anthony J. Colavita                             Anthonie C. van Ekris
ATTORNEY-AT-LAW                                 CHAIRMAN
ANTHONY J. COLAVITA, P.C.                       BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                               Salvatore J. Zizza
FORMER CHAIRMAN AND                             CHAIRMAN
CHIEF EXECUTIVE OFFICER                         ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP





--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB401Q207SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                                         THE
                                                         GAMCO
                                                         GLOBAL
                                                         TELECOMMUNICATIONS
                                                         FUND








                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)   Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                  Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.